UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04524

Putnam Global Income Trust

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Stephen Tate, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Putnam Global Income Trust
Class A [PGGIX]
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Putnam Global Income Trust for the period November 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$46	0.91%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$214,824,599
Total Number of Portfolio Holdings*	658
Portfolio Turnover Rate	194%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Global Income Trust	PAGE 1	38916-STSA-0625

Putnam Global Income Trust
Class C [PGGLX]
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Putnam Global Income Trust for the period November 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$83	1.66%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$214,824,599
Total Number of Portfolio Holdings*	658
Portfolio Turnover Rate	194%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Global Income Trust	PAGE 1	38916-STSC-0625

Putnam Global Income Trust
Class R [PGBRX]
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Putnam Global Income Trust for the period November 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$58	1.16%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$214,824,599
Total Number of Portfolio Holdings*	658
Portfolio Turnover Rate	194%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Global Income Trust	PAGE 1	38916-STSR-0625

Putnam Global Income Trust
Class R5 [PGGDX]
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Putnam Global Income Trust for the period November 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R5	$28	0.55%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$214,824,599
Total Number of Portfolio Holdings*	658
Portfolio Turnover Rate	194%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Global Income Trust	PAGE 1	38916-STSR5-0625

Putnam Global Income Trust
Class R6 [PGGEX]
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Putnam Global Income Trust for the period November 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$24	0.48%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$214,824,599
Total Number of Portfolio Holdings*	658
Portfolio Turnover Rate	194%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Global Income Trust	PAGE 1	38916-STSR6-0625

Putnam Global Income Trust
Class Y [PGGYX]
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Putnam Global Income Trust for the period November 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class Y	$33	0.66%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$214,824,599
Total Number of Portfolio Holdings*	658
Portfolio Turnover Rate	194%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Global Income Trust	PAGE 1	38916-STSY-0625

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Putnam
Global Income Trust
Financial Statements and Other Important Information
Semi-Annual | April 30, 2025

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Semiannual

Financial Highlights and Schedule of Investments 2
Financial Statements 39
Notes to Financial Statements 43
Changes In and Disagreements with Accountants 59
Results of Meeting(s) of Shareholders 59
Remuneration Paid to Directors, Officers and Others 59
Board Approval of Management and Subadvisory Agreements 59

Putnam Global Income Trust
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended April
30, 2025
(unaudited)
Year Ended October 31,
2024 2023 2022 2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.10 $9.41 $9.47 $11.95 $12.45 $12.35
Income from investment operations
a
:
Net investment income
b
............. 0.18 0.37 0.33 0.26 0.24 0.22
Net realized and unrealized gains (losses) 0.11 0.60 (0.19) (2.54) (0.54) 0.10
Total from investment operations ........ 0.29 0.97 0.14 (2.28) (0.30) 0.32
Less distributions from:
Net investment income .............. (0.31) (0.28) (0.19) (0.06) (0.20) (0.07)
Tax return of capital ................ — — (0.01) (0.14) — (0.15)
Total distributions ................... (0.31) (0.28) (0.20) (0.20) (0.20) (0.22)
Net asset value, end of period .......... $10.08 $10.10 $9.41 $9.47 $11.95 $12.45
Total return
c
....................... 2.93% 10.35% 1.45% (19.23)% (2.43)% 2.64%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.19% 1.24% 1.35% 1.26% 1.18% 1.20%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.91% 0.93% 0.93% 0.91% 0.88% 1.09%
Net investment income ............... 3.71% 3.69% 3.38% 2.38% 1.91% 1.76%
Supplemental data
Net assets , end of period (000’s) ........ $72,780 $75,726 $77,720 $78,619 $110,713 $114,466
Portfolio turnover rate ................ 194% 693% 925% 989% 838% 590%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Putnam Global Income Trust
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended April
30, 2025
(unaudited)
Year Ended October 31,
2024 2023 2022 2021 2020
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.05 $9.37 $9.43 $11.89 $12.39 $12.29
Income from investment operations
a
:
Net investment income
b
............. 0.15 0.29 0.25 0.17 0.14 0.12
Net realized and unrealized gains (losses) 0.10 0.59 (0.18) (2.50) (0.53) 0.11
Total from investment operations ........ 0.25 0.88 0.07 (2.33) (0.39) 0.23
Less distributions from:
Net investment income .............. (0.27) (0.20) (0.12) (0.04) (0.11) (0.04)
Tax return of capital ................ — — (0.01) (0.09) — (0.09)
Total distributions ................... (0.27) (0.20) (0.13) (0.13) (0.11) (0.13)
Net asset value, end of period .......... $10.03 $10.05 $9.37 $9.43 $11.89 $12.39
Total return
c
....................... 2.55% 9.47% 0.69% (19.77)% (3.19)% 1.88%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.94% 1.99% 2.10% 2.01% 1.93% 1.95%
Expenses net of waiver and payments by
affiliates
e
.......................... 1.66% 1.68% 1.68% 1.66% 1.63% 1.84%
Net investment income ............... 2.96% 2.94% 2.54% 1.55% 1.14% 1.03%
Supplemental data
Net assets , end of period (000’s) ........ $1,810 $1,936 $1,552 $2,143 $3,833 $6,508
Portfolio turnover rate ................ 194% 693% 925% 989% 838% 590%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Putnam Global Income Trust
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended April
30, 2025
(unaudited)
Year Ended October 31,
2024 2023 2022 2021 2020
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.10 $9.41 $9.47 $11.94 $12.45 $12.35
Income from investment operations
a
:
Net investment income
b
............. 0.17 0.34 0.31 0.24 0.21 0.19
Net realized and unrealized gains (losses) 0.10 0.61 (0.19) (2.54) (0.55) 0.10
Total from investment operations ........ 0.27 0.95 0.12 (2.30) (0.34) 0.29
Less distributions from:
Net investment income .............. (0.30) (0.26) (0.17) (0.05) (0.17) (0.06)
Tax return of capital ................ — — (0.01) (0.12) — (0.13)
Total distributions ................... (0.30) (0.26) (0.18) (0.17) (0.17) (0.19)
Net asset value, end of period .......... $10.07 $10.10 $9.41 $9.47 $11.94 $12.45
Total return
c
....................... 2.70% 10.09% 1.20% (19.35)% (2.76)% 2.39%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.44% 1.49% 1.60% 1.51% 1.43% 1.45%
Expenses net of waiver and payments by
affiliates
e
.......................... 1.16% 1.18% 1.18% 1.16% 1.13% 1.34%
Net investment income ............... 3.46% 3.44% 3.16% 2.18% 1.69% 1.52%
Supplemental data
Net assets , end of period (000’s) ........ $1,173 $1,221 $1,243 $1,460 $1,963 $2,475
Portfolio turnover rate ................ 194% 693% 925% 989% 838% 590%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Putnam Global Income Trust
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended April
30, 2025
(unaudited)
Year Ended October 31,
2024 2023 2022 2021 2020
Class R5
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.10 $9.41 $9.47 $11.94 $12.44 $12.35
Income from investment operations
a
:
Net investment income
b
............. 0.20 0.41 0.37 0.30 0.28 0.26
Net realized and unrealized gains (losses) 0.11 0.60 (0.19) (2.53) (0.54) 0.09
Total from investment operations ........ 0.31 1.01 0.18 (2.23) (0.26) 0.35
Less distributions from:
Net investment income .............. (0.33) (0.32) (0.23) (0.07) (0.24) (0.08)
Tax return of capital ................ — — (0.01) (0.17) — (0.18)
Total distributions ................... (0.33) (0.32) (0.24) (0.24) (0.24) (0.26)
Net asset value, end of period .......... $10.08 $10.10 $9.41 $9.47 $11.94 $12.44
Total return
c
....................... 3.13% 10.75% 1.82% (18.88)% (2.12)% 2.91%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.83% 0.86% 0.97% 0.90% 0.85% 0.86%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.55% 0.55% 0.55% 0.55% 0.55% 0.75%
Net investment income ............... 4.06% 4.06% 3.82% 2.76% 2.25% 2.10%
Supplemental data
Net assets , end of period (000’s) ........ $58 $51 $58 $32 $44 $33
Portfolio turnover rate ................ 194% 693% 925% 989% 838% 590%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Putnam Global Income Trust
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended April
30, 2025
(unaudited)
Year Ended October 31,
2024 2023 2022 2021 2020
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.10 $9.41 $9.47 $11.95 $12.45 $12.35
Income from investment operations
a
:
Net investment income
b
............. 0.20 0.41 0.38 0.31 0.29 0.26
Net realized and unrealized gains (losses) 0.10 0.61 (0.19) (2.53) (0.54) 0.11
Total from investment operations ........ 0.30 1.02 0.19 (2.22) (0.25) 0.37
Less distributions from:
Net investment income .............. (0.33) (0.33) (0.24) (0.08) (0.25) (0.08)
Tax return of capital ................ — — (0.01) (0.18) — (0.19)
Total distributions ................... (0.33) (0.33) (0.25) (0.26) (0.25) (0.27)
Net asset value, end of period .......... $10.07 $10.10 $9.41 $9.47 $11.95 $12.45
Total return
c
....................... 3.06% 10.88% 1.93% (18.88)% (2.05)% 3.05%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.76% 0.79% 0.90% 0.83% 0.78% 0.79%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.48% 0.48% 0.48% 0.48% 0.48% 0.68%
Net investment income ............... 4.14% 4.14% 3.84% 2.80% 2.31% 2.14%
Supplemental data
Net assets , end of period (000’s) ........ $12,553 $17,012 $22,287 $20,822 $30,989 $35,357
Portfolio turnover rate ................ 194% 693% 925% 989% 838% 590%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Putnam Global Income Trust
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended April
30, 2025
(unaudited)
Year Ended October 31,
2024 2023 2022 2021 2020
Class Y
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.10 $9.41 $9.47 $11.94 $12.44 $12.35
Income from investment operations
a
:
Net investment income
b
............. 0.20 0.40 0.36 0.28 0.27 0.24
Net realized and unrealized gains (losses) 0.09 0.59 (0.19) (2.52) (0.53) 0.11
Total from investment operations ........ 0.29 0.99 0.17 (2.24) (0.26) 0.35
Less distributions from:
Net investment income .............. (0.32) (0.30) (0.22) (0.07) (0.24) (0.08)
Tax return of capital ................ — — (0.01) (0.16) — (0.18)
Total distributions ................... (0.32) (0.30) (0.23) (0.23) (0.24) (0.26)
Net asset value, end of period .......... $10.07 $10.10 $9.41 $9.47 $11.94 $12.44
Total return
c
....................... 2.96% 10.62% 1.70% (18.98)% (2.19)% 2.83%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.94% 0.99% 1.10% 1.01% 0.93% 0.95%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.66% 0.68% 0.68% 0.66% 0.63% 0.84%
Net investment income ............... 3.96% 3.93% 3.64% 2.59% 2.17% 1.99%
Supplemental data
Net assets , end of period (000’s) ........ $126,450 $119,721 $56,728 $44,507 $88,836 $91,059
Portfolio turnover rate ................ 194% 693% 925% 989% 838% 590%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Putnam Global Income Trust
Schedule of Investments (unaudited), April 30, 2025
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Management Investment Companies 1.6%
Capital Markets 1.6%
a
Franklin Ultra Short Bond ETF .......................... United States 136,838 $ 3,418,898
Total Management Investment Companies (Cost $3,399,764) ...................
3,418,898
Principal
Amount
*
Corporate Bonds 31.0%
Aerospace & Defense 0.7%
Boeing Co. (The) ,
Senior Bond, 2.95%, 2/01/30 ......................... United States 24,000 22,038
Senior Bond, 6.125%, 2/15/33 ........................ United States 36,000 37,371
Senior Bond, 3.375%, 6/15/46 ........................ United States 62,000 41,259
Senior Bond, 5.805%, 5/01/50 ........................ United States 108,000 101,313
Senior Bond, 6.858%, 5/01/54 ........................ United States 139,000 148,607
Senior Bond, 3.95%, 8/01/59 ......................... United States 165,000 110,105
Senior Note, 2.196%, 2/04/26 ........................ United States 387,000 379,247
Senior Note, 2.7%, 2/01/27 .......................... United States 152,000 146,914
Senior Note, 6.259%, 5/01/27 ........................ United States 3,000 3,091
Senior Note, 6.298%, 5/01/29 ........................ United States 5,000 5,261
Senior Note, 6.528%, 5/01/34 ........................ United States 45,000 48,370
Howmet Aerospace, Inc. ,
Senior Bond, 5.95%, 2/01/37 ......................... United States 287,000 299,013
Senior Note, 3%, 1/15/29 ........................... United States 174,000 165,492
1,508,081
Automobiles 0.4%
b
Hyundai Capital America ,
Senior Bond, 144A, 6.375%, 4/08/30 ................... United States 50,000 52,314
Senior Note, 144A, 6.5%, 1/16/29 ..................... United States 200,000 208,957
Senior Note, 144A, 5.35%, 3/19/29 .................... United States 497,000 501,067
Senior Note, 144A, 5.4%, 1/08/31 ..................... United States 85,000 85,484
847,822
Banks 4.9%
b
ABN AMRO Bank NV , Sub. Bond , 144A, 4.75% , 7/28/25 ...... Netherlands 400,000 399,645
Banco Santander SA ,
Senior Non-Preferred Bond, 4.379%, 4/12/28 ............ Spain 200,000 198,872
Sub. Bond, 5.179%, 11/19/25 ........................ Spain 400,000 400,517
Bank of America Corp. ,
Senior Bond, 5.511% to 1/23/35, FRN thereafter, 1/24/36 ... United States 98,000 99,371
Senior Note, 4.948% to 7/21/27, FRN thereafter, 7/22/28 .... United States 368,000 371,994
Senior Note, 5.162% to 1/23/30, FRN thereafter, 1/24/31 .... United States 97,000 98,838
Sub. Bond, 5.425% to 8/14/34, FRN thereafter, 8/15/35 ..... United States 210,000 205,620
Sub. Bond, 3.846% to 3/07/32, FRN thereafter, 3/08/37 ..... United States 473,000 421,922
Bank of Nova Scotia (The) , Junior Sub. Bond , 7.35% to 4/26/30,
FRN thereafter , 4/27/85 ............................. Canada 340,000 337,269
Barclays plc , Senior Note , 5.367% to 2/24/30, FRN thereafter ,
2/25/31 ......................................... United Kingdom 250,000 253,432
b
BNP Paribas SA , Sub. Bond , 144A, 4.375% , 5/12/26 ......... France 400,000 397,559
b
BPCE SA , Senior Non-Preferred Bond , 144A, 3.5% , 10/23/27 .. France 250,000 243,551
b
CaixaBank SA , Senior Non-Preferred Note , 144A, 5.673% to
3/14/29, FRN thereafter , 3/15/30 ...................... Spain 200,000 206,341
Citigroup, Inc. ,
c
X, Junior Sub. Bond, 3.875% to 2/17/26, FRN thereafter,
Perpetual ....................................... United States 373,000 363,697
Sub. Bond, 6.174% to 5/24/33, FRN thereafter, 5/25/34 ..... United States 60,000 61,433

Putnam Global Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
b
Commonwealth Bank of Australia , Sub. Bond , 144A, 5.837% ,
3/13/34 ......................................... Australia 400,000 $ 408,327
b
Credit Agricole SA , Sub. Bond , 144A, 4% to 1/09/28, FRN
thereafter , 1/10/33 ................................. France 400,000 386,961
Fifth Third Bancorp , Senior Note , 4.895% to 9/05/29, FRN
thereafter , 9/06/30 ................................. United States 225,000 224,534
First-Citizens Bank & Trust Co. , Sub. Bond , 6.125% , 3/09/28 ...
United States 276,000 284,937
ING Groep NV , Senior Note , 6.083% to 9/10/26, FRN thereafter ,
9/11/27 ......................................... Netherlands 275,000 280,624
b
Intesa Sanpaolo SpA , Sub. Bond , 144A, 4.198% to 5/31/31, FRN
thereafter , 6/01/32 ................................. Italy 251,000 224,622
JPMorgan Chase & Co. ,
Senior Bond, 5.502% to 1/23/35, FRN thereafter, 1/24/36 ... United States 133,000 135,374
Senior Note, 1.04% to 2/03/26, FRN thereafter, 2/04/27 ..... United States 990,000 964,660
Senior Note, 6.07% to 10/21/26, FRN thereafter, 10/22/27 ... United States 1,080,000 1,107,377
Senior Note, 5.14% to 1/23/30, FRN thereafter, 1/24/31 ..... United States 337,000 344,268
Sub. Bond, 5.717% to 9/13/32, FRN thereafter, 9/14/33 ..... United States 121,000 124,853
Mitsubishi UFJ Financial Group, Inc. , Senior Note , 5.159% to
4/23/30, FRN thereafter , 4/24/31 ...................... Japan 535,000 544,960
NatWest Group plc , Senior Note , 1.642% to 6/13/26, FRN
thereafter , 6/14/27 ................................. United Kingdom 301,000 291,121
d
Truist Bank , Sub. Bond , FRN , 4.632% , ( 5-year CMT T-Note +
1.15% ), 9/17/29 ................................... United States 250,000 244,785
Truist Financial Corp. , Senior Bond , 5.711% to 1/23/34, FRN
thereafter , 1/24/35 ................................. United States 180,000 183,183
US Bancorp , Sub. Bond , 2.491% to 11/02/31, FRN thereafter ,
11/03/36 ........................................ United States 294,000 243,392
Wells Fargo & Co. ,
c
BB, Junior Sub. Bond, 3.9% to 3/14/26, FRN thereafter,
Perpetual ....................................... United States 120,000 117,934
Senior Note, 5.574% to 7/24/28, FRN thereafter, 7/25/29 .... United States 220,000 226,395
Sub. Bond, 4.3%, 7/22/27 ........................... United States 200,000 199,835
10,598,203
Biotechnology 0.1%
AbbVie, Inc. , Senior Bond , 5.05% , 3/15/34 ................
United States 63,000 63,552
Amgen, Inc. ,
Senior Bond, 5.65%, 3/02/53 ......................... United States 93,000 89,325
Senior Note, 5.25%, 3/02/30 ......................... United States 185,000 190,319
343,196
Capital Markets 2.6%
Ares Capital Corp. , Senior Note , 3.875% , 1/15/26 ...........
United States 472,000 468,369
Bank of New York Mellon (The) , Senior Note , 4.729% to 4/19/28,
FRN thereafter , 4/20/29 ............................. United States 615,000 623,820
Blackstone Private Credit Fund , Senior Note , 3.25% , 3/15/27 ..
United States 169,000 162,859
Goldman Sachs Group, Inc. (The) ,
c
U, Junior Sub. Bond, 3.65% to 8/09/26, FRN thereafter,
Perpetual ....................................... United States 57,000 54,624
Sub. Bond, 5.95%, 1/15/27 .......................... United States 172,000 176,753
Intercontinental Exchange, Inc. , Senior Note , 4.35% , 6/15/29 ...
United States 200,000 200,491
Jefferies Financial Group, Inc. ,
Senior Note, 5.03%, 3/16/26 ......................... United States 225,000 225,585
Senior Note, 6.2%, 4/14/34 .......................... United States 117,000 118,634

Putnam Global Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Capital Markets (continued)
LPL Holdings, Inc. ,
Senior Note, 6.75%, 11/17/28 ........................ United States 128,000 $ 136,104
Senior Note, 5.2%, 3/15/30 .......................... United States 218,000 220,185
Morgan Stanley ,
Senior Note, 5.123% to 1/31/28, FRN thereafter, 2/01/29 .... United States 733,000 744,748
Senior Note, 4.994% to 4/11/28, FRN thereafter, 4/12/29 .... United States 267,000 270,688
Senior Note, 5.23% to 1/14/30, FRN thereafter, 1/15/31 ..... United States 285,000 290,667
b
MSCI, Inc. , Senior Bond , 144A, 3.625% , 9/01/30 ............ United States 357,000 330,198
Nasdaq, Inc. , Senior Bond , 5.55% , 2/15/34 ................
United States 30,000 30,817
b
UBS Group AG ,
c
Junior Sub. Bond, Reg S, 6.875% to 8/06/25, FRN thereafter,
Perpetual ....................................... Switzerland 300,000 300,353
Senior Note, 144A, 2.193% to 6/04/25, FRN thereafter, 6/05/26 Switzerland 250,000 249,367
Senior Note, 144A, 1.305% to 2/01/26, FRN thereafter, 2/02/27 Switzerland 379,000 369,311
Senior Note, 144A, 5.428% to 2/07/29, FRN thereafter, 2/08/30 Switzerland 420,000 430,257
5,403,830
Chemicals 0.6%
Celanese US Holdings LLC ,
Senior Note, 6.415%, 7/15/27 ........................ United States 210,000 211,891
Senior Note, 6.58%, 7/15/29 ......................... United States 62,000 62,609
DuPont de Nemours, Inc. , Senior Bond , 5.419% , 11/15/48 .....
United States 337,000 329,409
Huntsman International LLC ,
Senior Bond, 4.5%, 5/01/29 .......................... United States 250,000 235,774
Senior Bond, 5.7%, 10/15/34 ......................... United States 335,000 302,430
b
International Flavors & Fragrances, Inc. , Senior Bond , 144A,
2.3% , 11/01/30 .................................... United States 97,000 84,462
1,226,575
Commercial Services & Supplies 0.5%
Republic Services, Inc. , Senior Note , 5% , 11/15/29 ..........
United States 378,000 387,060
Waste Connections, Inc. , Senior Bond , 5% , 3/01/34 ..........
United States 463,000 464,899
Waste Management, Inc. , Senior Note , 4.875% , 2/15/29 ......
United States 147,000 150,560
1,002,519
Consumer Finance 0.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Bond , 3.3% , 1/30/32 .......................... Ireland 660,000 583,440
Ally Financial, Inc. , Senior Bond , 8% , 11/01/31 .............
United States 162,000 179,491
American Express Co. , Senior Note , 5.098% to 2/15/27, FRN
thereafter , 2/16/28 ................................. United States 311,000 315,030
Capital One Financial Corp. , Senior Note , 1.878% to 11/01/26,
FRN thereafter , 11/02/27 ............................ United States 104,000 99,762
Ford Motor Credit Co. LLC , Senior Note , 5.8% , 3/05/27 .......
United States 200,000 198,927
General Motors Financial Co., Inc. ,
Senior Note, 5.8%, 1/07/29 .......................... United States 175,000 178,663
Senior Note, 4.9%, 10/06/29 ......................... United States 66,000 64,943
b
Macquarie Airfinance Holdings Ltd. ,
Senior Note, 144A, 5.15%, 3/17/30 .................... United Kingdom 159,000 156,190
Senior Note, 144A, 6.5%, 3/26/31 ..................... United Kingdom 180,000 185,047
1,961,493

Putnam Global Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Consumer Staples Distribution & Retail 0.3%
b
7-Eleven, Inc. , Senior Note , 144A, 1.3% , 2/10/28 ............ United States 573,000 $ 524,001
b
Alimentation Couche-Tard, Inc. , Senior Bond , 144A, 3.55% ,
7/26/27 ......................................... Canada 256,000 250,759
774,760
Containers & Packaging 0.2%
Berry Global, Inc. ,
Senior Secured Note, 1.65%, 1/15/27 .................. United States 292,000 277,164
Senior Secured Note, 5.5%, 4/15/28 ................... United States 25,000 25,571
WestRock MWV LLC , Senior Bond , 8.2% , 1/15/30 ...........
United States 155,000 177,046
479,781
Diversified REITs 0.8%
GLP Capital LP / GLP Financing II, Inc. ,
Senior Bond, 6.75%, 12/01/33 ........................ United States 193,000 203,658
Senior Note, 5.375%, 4/15/26 ........................ United States 448,000 447,154
VICI Properties LP ,
Senior Bond, 5.75%, 4/01/34 ......................... United States 257,000 258,618
Senior Note, 4.75%, 2/15/28 ......................... United States 165,000 165,186
b
VICI Properties LP / VICI Note Co., Inc. ,
Senior Note, 144A, 3.75%, 2/15/27 .................... United States 62,000 60,911
Senior Note, 144A, 3.875%, 2/15/29 ................... United States 510,000 488,902
1,624,429
Diversified Telecommunication Services 0.1%
AT&T, Inc. ,
Senior Bond, 2.55%, 12/01/33 ........................ United States 9,000 7,430
Senior Note, 4.1%, 2/15/28 .......................... United States 95,000 94,682
Sprint Capital Corp. , Senior Bond , 6.875% , 11/15/28 .........
United States 217,000 232,160
334,272
Electric Utilities 2.4%
American Electric Power Co., Inc. , Senior Bond , 5.625% , 3/01/33
United States 98,000 100,495
Duke Energy Corp. ,
Senior Bond, 3.15%, 8/15/27 ......................... United States 368,000 358,471
Senior Bond, 5.45%, 6/15/34 ......................... United States 89,000 90,532
Senior Bond, 5.8%, 6/15/54 .......................... United States 63,000 60,442
Senior Note, 4.85%, 1/05/29 ......................... United States 26,000 26,362
b
Enel Finance International NV , Senior Bond , 144A, 7.5% ,
10/14/32 ........................................ Italy 410,000 464,168
Eversource Energy , Senior Note , 5.45% , 3/01/28 ............
United States 49,000 50,216
Exelon Corp. ,
Senior Bond, 5.625%, 6/15/35 ........................ United States 126,000 127,318
Senior Note, 5.15%, 3/15/29 ......................... United States 383,000 391,719
FirstEnergy Transmission LLC , Senior Note , 4.55% , 1/15/30 ...
United States 155,000 153,557
Georgia Power Co. ,
Senior Bond, 4.95%, 5/17/33 ......................... United States 121,000 120,770
Senior Bond, 5.25%, 3/15/34 ......................... United States 275,000 277,809
IPALCO Enterprises, Inc. , Senior Secured Note , 4.25% , 5/01/30
United States 315,000 300,567
NextEra Energy Capital Holdings, Inc. ,
Senior Bond, 3.55%, 5/01/27 ......................... United States 368,000 362,286
Senior Bond, 5.9%, 3/15/55 .......................... United States 40,000 39,021
Senior Note, 5.3%, 3/15/32 .......................... United States 130,000 132,739

Putnam Global Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities (continued)
e
Northern States Power Co. , Senior Bond , 5.05% , 5/15/35 ..... United States 180,000 $ 180,689
Pacific Gas and Electric Co. ,
Senior Bond, 5.9%, 6/15/32 .......................... United States 117,000 118,654
Senior Bond, 4.95%, 7/01/50 ......................... United States 90,000 72,604
Senior Bond, 6.75%, 1/15/53 ......................... United States 170,000 171,392
Senior Note, 5.55%, 5/15/29 ......................... United States 324,000 329,400
Southern Co. (The) ,
Senior Bond, 5.7%, 3/15/34 .......................... United States 167,000 172,803
Senior Note, 5.5%, 3/15/29 .......................... United States 26,000 26,994
Virginia Electric and Power Co. , Senior Bond , 5.05% , 8/15/34 ..
United States 100,000 99,014
b
Vistra Operations Co. LLC ,
Senior Secured Bond, 144A, 4.3%, 7/15/29 .............. United States 184,000 180,042
Senior Secured Bond, 144A, 6%, 4/15/34 ............... United States 368,000 372,057
Senior Secured Note, 144A, 3.7%, 1/30/27 .............. United States 224,000 220,188
Xcel Energy, Inc. , Senior Bond , 5.6% , 4/15/35 ..............
United States 190,000 191,967
5,192,276
Electrical Equipment 0.2%
b
Vertiv Group Corp. , Senior Secured Note , 144A, 4.125% ,
11/15/28 ........................................ United States 330,000 319,094
Electronic Equipment, Instruments & Components 0.1%
Flex Ltd. , Senior Note , 5.25% , 1/15/32 ...................
United States 250,000 245,784
Entertainment 0.5%
Netflix, Inc. ,
b
Senior Bond, Reg S, 3.875%, 11/15/29 ................. United States 435,000 EUR 515,670
Senior Bond, 5.4%, 8/15/54 .......................... United States 85,000 82,553
b
Senior Bond, 144A, 5.375%, 11/15/29 .................. United States 20,000 20,836
Warnermedia Holdings, Inc. , Senior Note , 4.279% , 3/15/32 ....
United States 417,000 357,219
976,278
Financial Services 0.3%
Corebridge Financial, Inc. , Senior Note , 3.85% , 4/05/29 .......
United States 149,000 144,493
Global Payments, Inc. , Senior Note , 2.15% , 1/15/27 .........
United States 55,000 52,729
b
Petronas Capital Ltd. , Senior Note , 144A, 4.95% , 1/03/31 ..... Malaysia 380,000 385,748
582,970
Food Products 1.3%
JBS USA Holding Lux SARL / JBS USA Food Co. / JBS Lux Co.
SARL ,
Senior Note, 3%, 2/02/29 ........................... United States 192,000 180,624
Senior Note, 5.5%, 1/15/30 .......................... United States 155,000 157,489
Senior Note, 6.75%, 3/15/34 ......................... United States 214,000 232,169
b
JBS USA LUX SARL / JBS USA Food Co. / JBS USA Foods
Group , Senior Bond , 144A, 5.95% , 4/20/35 .............. United States 45,000 46,354
b
Mars, Inc. ,
Senior Bond, 144A, 5.65%, 5/01/45 .................... United States 125,000 124,226
Senior Bond, 144A, 5.7%, 5/01/55 ..................... United States 100,000 98,643
Senior Bond, 144A, 5.8%, 5/01/65 ..................... United States 65,000 64,118
Senior Note, 144A, 4.6%, 3/01/28 ..................... United States 575,000 581,357
Senior Note, 144A, 4.8%, 3/01/30 ..................... United States 1,050,000 1,063,205
Senior Note, 144A, 4.65%, 4/20/31 .................... United States 71,000 71,588
Senior Note, 144A, 5%, 3/01/32 ...................... United States 105,000 105,893
Senior Note, 144A, 5.2%, 3/01/35 ..................... United States 135,000 135,587

Putnam Global Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Food Products (continued)
Pilgrim's Pride Corp. , Senior Note , 3.5% , 3/01/32 ...........
United States 85,000 $ 75,507
2,936,760
Ground Transportation 0.6%
b
Ashtead Capital, Inc. , Senior Bond , 144A, 4.375% , 8/15/27 .... United Kingdom 435,000 431,621
b
Penske Truck Leasing Co. LP / PTL Finance Corp. ,
Senior Bond, 144A, 3.4%, 11/15/26 .................... United States 93,000 91,365
Senior Note, 144A, 4.4%, 7/01/27 ..................... United States 395,000 393,583
b
SMBC Aviation Capital Finance DAC , Senior Note , 144A, 5.3% ,
4/03/29 ......................................... Ireland 485,000 491,467
1,408,036
Health Care Equipment & Supplies 0.1%
GE HealthCare Technologies, Inc. , Senior Note , 5.65% , 11/15/27
United States 190,000 195,481
Health Care Providers & Services 0.6%
CVS Health Corp. , Senior Bond , 4.78% , 3/25/38 ............
United States 127,000 114,599
HCA, Inc. ,
Senior Bond, 5.875%, 2/15/26 ........................ United States 150,000 150,394
Senior Bond, 5.6%, 4/01/34 .......................... United States 200,000 201,112
Senior Bond, 6%, 4/01/54 ........................... United States 263,000 250,349
Senior Note, 3.625%, 3/15/32 ........................ United States 59,000 53,539
Humana, Inc. , Senior Note , 5.75% , 3/01/28 ................
United States 180,000 185,447
Icon Investments Six DAC , Senior Secured Note , 5.809% ,
5/08/27 ......................................... United States 215,000 219,356
1,174,796
Hotels, Restaurants & Leisure 0.4%
b
Carnival Corp. ,
Senior Note, 144A, 5.75%, 3/15/30 .................... United States 33,000 32,791
Senior Secured Note, 144A, 4%, 8/01/28 ................ United States 687,000 655,704
Hyatt Hotels Corp. ,
Senior Note, 5.25%, 6/30/29 ......................... United States 185,000 185,685
Senior Note, 5.375%, 12/15/31 ....................... United States 120,000 119,363
993,543
Household Durables 0.6%
DR Horton, Inc. ,
Senior Bond, 5%, 10/15/34 .......................... United States 556,000 540,029
Senior Bond, 5.5%, 10/15/35 ......................... United States 260,000 260,449
Toll Brothers Finance Corp. ,
Senior Bond, 4.35%, 2/15/28 ......................... United States 111,000 110,015
Senior Bond, 3.8%, 11/01/29 ......................... United States 425,000 407,379
1,317,872
Independent Power and Renewable Electricity Producers 0.6%
b
AES Andes SA , Senior Note , 144A, 6.25% , 3/14/32 .......... Chile 200,000 200,211
b
Alexander Funding Trust II , Senior Secured Note , 144A, 7.467% ,
7/31/28 ......................................... United States 100,000 106,227
Constellation Energy Generation LLC ,
Senior Bond, 6.125%, 1/15/34 ........................ United States 99,000 104,112
Senior Bond, 6.5%, 10/01/53 ......................... United States 240,000 248,759
Senior Bond, 5.75%, 3/15/54 ......................... United States 184,000 174,023

Putnam Global Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Independent Power and Renewable Electricity Producers (continued)
Constellation Energy Generation LLC, (continued)
Senior Note, 5.6%, 3/01/28 .......................... United States 342,000 $ 353,430
1,186,762
Insurance 1.4%
Arthur J Gallagher & Co. , Senior Note , 4.85% , 12/15/29 ......
United States 125,000 126,624
b
Athene Global Funding ,
Secured Note, 144A, 1.985%, 8/19/28 .................. United States 385,000 353,302
Secured Note, 144A, 5.526%, 7/11/31 .................. United States 320,000 325,333
Secured Note, 144A, 5.322%, 11/13/31 ................. United States 222,000 221,760
Athene Holding Ltd. ,
Senior Bond, 5.875%, 1/15/34 ........................ United States 119,000 120,626
Senior Bond, 6.25%, 4/01/54 ......................... United States 108,000 104,812
CNA Financial Corp. , Senior Bond , 5.125% , 2/15/34 .........
United States 162,000 160,060
CNO Financial Group, Inc. , Senior Bond , 6.45% , 6/15/34 ......
United States 432,000 446,152
b
CNO Global Funding , Secured Note , 144A, 4.95% , 9/09/29 .... United States 54,000 54,122
Fidelity National Financial, Inc. , Senior Bond , 3.2% , 9/17/51 ...
United States 144,000 85,021
b
Massachusetts Mutual Life Insurance Co. , Sub. Bond , 144A,
3.729% , 10/15/70 .................................. United States 387,000 255,022
b
MetLife Capital Trust IV , Junior Sub. Bond , 144A, 7.875% ,
12/15/37 ........................................ United States 110,000 118,872
b
Nippon Life Insurance Co. , Sub. Bond , 144A, 6.5% to 4/29/35,
FRN thereafter , 4/30/55 ............................. Japan 385,000 390,836
b
Protective Life Global Funding , Secured Note , 144A, 5.467% ,
12/08/28 ........................................ United States 305,000 316,505
b
Teachers Insurance & Annuity Association of America , Sub. Bond ,
144A, 6.85% , 12/16/39 .............................. United States 92,000 104,102
3,183,149
Interactive Media & Services 0.5%
Meta Platforms, Inc. ,
Senior Bond, 5.4%, 8/15/54 .......................... United States 142,000 136,752
Senior Bond, 5.75%, 5/15/63 ......................... United States 710,000 710,734
Senior Bond, 5.55%, 8/15/64 ......................... United States 140,000 134,832
Senior Note, 3.5%, 8/15/27 .......................... United States 175,000 173,683
1,156,001
Leisure Products 0.2%
Brunswick Corp. ,
Senior Bond, 2.4%, 8/18/31 .......................... United States 297,000 242,317
Senior Bond, 5.1%, 4/01/52 .......................... United States 261,000 194,085
436,402
Life Sciences Tools & Services 0.1%
Illumina, Inc. , Senior Note , 4.65% , 9/09/26 ................
United States 150,000 150,070
Media 0.4%
Charter Communications Operating LLC / Charter
Communications Operating Capital Corp. , Senior Secured Note ,
4.908% , 7/23/25 ................................... United States 97,000 96,877
Comcast Corp. , Senior Bond , 2.35% , 1/15/27 ..............
United States 368,000 357,560
Paramount Global ,
Senior Bond, 4.2%, 6/01/29 .......................... United States 150,000 144,865
Senior Bond, 4.95%, 1/15/31 ......................... United States 110,000 106,458
Senior Bond, 4.375%, 3/15/43 ........................ United States 108,000 77,854

Putnam Global Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Media (continued)
Paramount Global, (continued)
Senior Note, 3.7%, 6/01/28 .......................... United States 180,000 $ 175,044
958,658
Metals & Mining 0.4%
b
Glencore Finance Canada Ltd. , Senior Bond , 144A, 6% , 11/15/41 Australia 115,000 112,149
b
Glencore Funding LLC ,
Senior Bond, 144A, 5.634%, 4/04/34 ................... Australia 396,000 396,237
Senior Note, 144A, 6.375%, 10/06/30 .................. Australia 247,000 263,315
771,701
Multi-Utilities 0.2%
Ameren Corp. , Senior Note , 5% , 1/15/29 ..................
United States 198,000 200,969
DTE Energy Co. , Senior Note , 4.95% , 7/01/27 ..............
United States 155,000 156,625
Southern Co. Gas Capital Corp. , Senior Bond , 4.95% , 9/15/34 .
United States 100,000 97,239
454,833
Oil, Gas & Consumable Fuels 2.6%
b
Aker BP ASA , Senior Bond , 144A, 5.8% , 10/01/54 ........... Norway 190,000 166,476
Canadian Natural Resources Ltd. ,
Senior Bond, 7.2%, 1/15/32 .......................... Canada 238,000 258,887
b
Senior Note, 144A, 5%, 12/15/29 ..................... Canada 104,000 103,726
Cheniere Energy Partners LP ,
Senior Bond, 3.25%, 1/31/32 ......................... United States 137,000 120,337
Senior Note, 4.5%, 10/01/29 ......................... United States 242,000 236,525
b
Columbia Pipelines Operating Co. LLC ,
Senior Bond, 144A, 6.544%, 11/15/53 .................. United States 108,000 110,167
Senior Note, 144A, 5.927%, 8/15/30 ................... United States 95,000 99,402
b
DT Midstream, Inc. , Senior Secured Bond , 144A, 5.8% , 12/15/34 United States 310,000 307,416
Eastern Energy Gas Holdings LLC ,
Senior Bond, 5.8%, 1/15/35 .......................... United States 137,000 141,508
Senior Bond, 5.65%, 10/15/54 ........................ United States 53,000 49,946
Energy Transfer LP ,
c
B, Junior Sub. Bond, 6.625% to 2/14/28, FRN thereafter,
Perpetual ....................................... United States 330,000 318,043
Senior Note, 5.25%, 7/01/29 ......................... United States 203,000 205,826
Senior Note, 5.2%, 4/01/30 .......................... United States 120,000 121,246
b
KazMunayGas National Co. JSC , Senior Bond , Reg S, 5.375% ,
4/24/30 ......................................... Kazakhstan 260,000 254,504
Kinder Morgan Energy Partners LP , Senior Bond , 5.4% , 9/01/44
United States 198,000 177,826
Kinder Morgan, Inc. , Senior Note , 5% , 2/01/29 .............
United States 139,000 140,468
Occidental Petroleum Corp. ,
Senior Note, 8.5%, 7/15/27 .......................... United States 286,000 302,633
Senior Note, 5.2%, 8/01/29 .......................... United States 140,000 138,067
ONEOK, Inc. ,
Senior Note, 4.75%, 10/15/31 ........................ United States 265,000 258,602
Senior Note, 6.1%, 11/15/32 ......................... United States 198,000 205,743
Ovintiv, Inc. ,
Senior Bond, 6.25%, 7/15/33 ......................... United States 43,000 42,412
Senior Note, 5.65%, 5/15/28 ......................... United States 194,000 197,651
Petrobras Global Finance BV , Senior Bond , 6.5% , 7/03/33 .....
Brazil 44,000 44,501
b
South Bow USA Infrastructure Holdings LLC ,
Senior Bond, 144A, 5.584%, 10/01/34 .................. Canada 130,000 125,785
Senior Note, 144A, 5.026%, 10/01/29 .................. Canada 505,000 501,093

Putnam Global Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
Targa Resources Partners LP / Targa Resources Partners
Finance Corp. , Senior Bond , 4.875% , 2/01/31 ............ United States 84,000 $ 81,741
b
Venture Global Calcasieu Pass LLC , Senior Secured Note , 144A,
6.25% , 1/15/30 ................................... United States 545,000 545,689
Williams Cos., Inc. (The) , Senior Bond , 5.6% , 3/15/35 ........
United States 175,000 176,601
5,432,821
Passenger Airlines 0.2%
b
AS Mileage Plan IP Ltd. , Senior Secured Note , 144A, 5.021% ,
10/20/29 ........................................ United States 345,000 334,835
Personal Care Products 0.3%
Haleon US Capital LLC ,
Senior Note, 3.375%, 3/24/27 ........................ United States 250,000 246,242
Senior Note, 3.375%, 3/24/29 ........................ United States 310,000 298,329
544,571
Pharmaceuticals 0.4%
Bristol-Myers Squibb Co. , Senior Note , 4.9% , 2/22/29 ........
United States 52,000 53,292
Pfizer Investment Enterprises Pte. Ltd. ,
Senior Bond, 5.3%, 5/19/53 .......................... United States 124,000 114,921
Senior Note, 4.45%, 5/19/28 ......................... United States 102,000 102,820
Pharmacia LLC , Senior Bond , 6.6% , 12/01/28 ..............
United States 190,000 204,542
Royalty Pharma plc ,
Senior Bond, 5.4%, 9/02/34 .......................... United States 191,000 189,761
Senior Note, 5.15%, 9/02/29 ......................... United States 154,000 155,677
821,013
Professional Services 0.2%
Paychex, Inc. , Senior Note , 5.1% , 4/15/30 .................
United States 492,000 499,531
Semiconductors & Semiconductor Equipment 0.7%
Broadcom Corp. / Broadcom Cayman Finance Ltd. , Senior Note ,
3.875% , 1/15/27 ................................... United States 415,000 412,200
Broadcom, Inc. ,
b
Senior Bond, 144A, 4.926%, 5/15/37 ................... United States 364,000 348,775
Senior Note, 3.459%, 9/15/26 ........................ United States 600,000 592,601
b
Foundry JV Holdco LLC , Senior Secured Note , 144A, 5.9% ,
1/25/33 ......................................... United States 200,000 204,163
1,557,739
Software 0.4%
Atlassian Corp. ,
Senior Bond, 5.5%, 5/15/34 .......................... United States 70,000 70,467
Senior Note, 5.25%, 5/15/29 ......................... United States 105,000 106,823
Oracle Corp. ,
Senior Bond, 2.65%, 7/15/26 ......................... United States 99,000 96,936
Senior Bond, 2.875%, 3/25/31 ........................ United States 85,000 76,506
Senior Bond, 3.65%, 3/25/41 ......................... United States 154,000 117,782
Senior Bond, 4%, 11/15/47 .......................... United States 54,000 40,083
Synopsys, Inc. ,
Senior Bond, 5.15%, 4/01/35 ......................... United States 250,000 250,630
Senior Bond, 5.7%, 4/01/55 .......................... United States 20,000 19,348
778,575

Putnam Global Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Specialized REITs 0.6%
American Tower Corp. ,
Senior Bond, 3.55%, 7/15/27 ......................... United States 446,000 $ 438,288
Senior Bond, 3.8%, 8/15/29 .......................... United States 200,000 193,447
Senior Bond, 2.9%, 1/15/30 .......................... United States 217,000 201,061
Crown Castle, Inc. ,
Senior Bond, 3.65%, 9/01/27 ......................... United States 172,000 168,251
Senior Bond, 3.8%, 2/15/28 .......................... United States 100,000 97,725
EPR Properties , Senior Bond , 4.5% , 6/01/27 ...............
United States 58,000 57,044
Equinix, Inc. , Senior Bond , 3.2% , 11/18/29 ................
United States 168,000 158,156
Weyerhaeuser Co. , Senior Bond , 7.375% , 3/15/32 ..........
United States 30,000 33,688
1,347,660
Specialty Retail 0.1%
Dick's Sporting Goods, Inc. , Senior Bond , 4.1% , 1/15/52 ......
United States 200,000 137,203
Home Depot, Inc. (The) , Senior Bond , 5.3% , 6/25/54 .........
United States 80,000 76,034
213,237
Technology Hardware, Storage & Peripherals 0.2%
Hewlett Packard Enterprise Co. ,
Senior Bond, 5%, 10/15/34 .......................... United States 81,000 78,232
Senior Bond, 5.6%, 10/15/54 ......................... United States 163,000 150,490
Senior Note, 4.55%, 10/15/29 ........................ United States 139,000 137,744
Senior Note, 4.85%, 10/15/31 ........................ United States 162,000 160,103
526,569
Textiles, Apparel & Luxury Goods 0.2%
Tapestry, Inc. ,
Senior Bond, 3.05%, 3/15/32 ......................... United States 57,000 49,358
Senior Bond, 5.5%, 3/11/35 .......................... United States 170,000 165,650
Senior Note, 5.1%, 3/11/30 .......................... United States 140,000 140,648
355,656
Tobacco 0.6%
Philip Morris International, Inc. ,
Senior Note, 4.875%, 2/13/29 ........................ United States 535,000 543,812
Senior Note, 5.125%, 2/15/30 ........................ United States 626,000 642,432
1,186,244
Trading Companies & Distributors 0.7%
Air Lease Corp. ,
Senior Bond, 4.625%, 10/01/28 ....................... United States 342,000 341,947
Senior Note, 5.85%, 12/15/27 ........................ United States 139,000 143,253
b
Aircastle Ltd. , Senior Note , 144A, 5.25% , 8/11/25 ........... United States 203,000 202,696
b
Aviation Capital Group LLC ,
Senior Note, 144A, 6.25%, 4/15/28 .................... United States 270,000 279,520
Senior Note, 144A, 5.375%, 7/15/29 ................... United States 260,000 262,610
Senior Note, 144A, 5.125%, 4/10/30 ................... United States 275,000 272,304
1,502,330
Wireless Telecommunication Services 0.8%
Rogers Communications, Inc. ,
Senior Note, 5%, 2/15/29 ........................... Canada 306,000 308,700
Senior Note, 3.8%, 3/15/32 .......................... Canada 144,000 131,681
Sub. Bond, 7.125% to 4/14/35, FRN thereafter, 4/15/55 ..... Canada 160,000 159,523

Putnam Global Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Wireless Telecommunication Services (continued)
Rogers Communications, Inc., (continued)
NC5, Sub. Bond, 7% to 4/14/30, FRN thereafter, 4/15/55 .... Canada 320,000 $ 322,583
T-Mobile USA, Inc. ,
Senior Bond, 5.05%, 7/15/33 ......................... United States 31,000 30,812
Senior Note, 3.75%, 4/15/27 ......................... United States 329,000 325,528
Senior Note, 2.05%, 2/15/28 ......................... United States 240,000 225,731
Senior Note, 3.375%, 4/15/29 ........................ United States 198,000 188,761
Senior Note, 3.875%, 4/15/30 ........................ United States 11,000 10,617
1,703,936
Total Corporate Bonds (Cost $66,917,422) ....................................
66,550,144
Foreign Government and Agency Securities 33.1%
b
Australia Government Bond ,
Senior Bond, Reg S, 2.25%, 5/21/28 ................... Australia 1,640,000 AUD 1,018,441
Senior Bond, Reg S, 3.75%, 4/21/37 ................... Australia 220,000 AUD 134,172
Senior Bond, Reg S, 3%, 3/21/47 ...................... Australia 310,000 AUD 152,548
b
Austria Government Bond ,
Senior Bond, 144A, Reg S, 0.5%, 2/20/29 ............... Austria 630,000 EUR 672,082
Senior Bond, 144A, Reg S, 1.5%, 2/20/47 ............... Austria 360,000 EUR 292,549
b
Bank Gospodarstwa Krajowego , Senior Bond , Reg S, 5.375% ,
5/22/33 ......................................... Poland 200,000 201,518
b
Belgium Government Bond ,
Senior Bond, 144A, Reg S, 1%, 6/22/26 ................. Belgium 740,000 EUR 830,884
Senior Bond, 144A, Reg S, 3.1%, 6/22/35 ............... Belgium 1,200,000 EUR 1,366,630
Senior Bond, 144A, Reg S, 4.25%, 3/28/41 .............. Belgium 630,000 EUR 779,819
b
Benin Government Bond ,
Senior Bond, 144A, 7.96%, 2/13/38 .................... Benin 200,000 180,261
Senior Bond, Reg S, 4.95%, 1/22/35 ................... Benin 225,000 EUR 206,158
Brazil Government Bond ,
Senior Bond, 3.875%, 6/12/30 ........................ Brazil 400,000 374,065
Senior Bond, 6%, 10/20/33 ........................... Brazil 400,000 394,778
b
Bulgaria Government Bond ,
Senior Bond, Reg S, 5%, 3/05/37 ...................... Bulgaria 88,000 85,273
Senior Bond, Reg S, 1.375%, 9/23/50 .................. Bulgaria 193,000 EUR 129,391
b
Bundesobligation , Reg S, 2.5% , 10/11/29 ................. Germany 900,000 EUR 1,043,554
b
Bundesrepublik Deutschland Bundesanleihe ,
Reg S, 0.25%, 2/15/27 .............................. Germany 3,000,000 EUR 3,315,349
Reg S, 2.6%, 8/15/34 ............................... Germany 900,000 EUR 1,034,936
Chile Government Bond , Senior Bond , 5.65% , 1/13/37 .......
Chile 320,000 327,972
Colombia Government Bond ,
Senior Bond, 3.125%, 4/15/31 ........................ Colombia 200,000 161,478
Senior Bond, 7.5%, 2/02/34 .......................... Colombia 390,000 380,821
Senior Bond, 8%, 11/14/35 ........................... Colombia 260,000 255,596
b
Comision Federal de Electricidad , Senior Bond , Reg S, 3.875% ,
7/26/33 ......................................... Mexico 300,000 247,343
b
Corp. Nacional del Cobre de Chile , Senior Bond , 144A, 6.33% ,
1/13/35 ......................................... Chile 200,000 207,520
Denmark Government Bond ,
0.5%, 11/15/27 .................................... Denmark 1,550,000 DKK 229,267
4.5%, 11/15/39 .................................... Denmark 650,000 DKK 121,698
b
Dominican Republic Government Bond ,
Senior Bond, 144A, 6.95%, 3/15/37 .................... Dominican
Republic 250,000 248,575
Senior Bond, Reg S, 5.95%, 1/25/27 ................... Dominican
Republic 241,000 242,542

Putnam Global Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
b
Electricite de France SA ,
Senior Bond, 144A, 5.75%, 1/13/35 .................... France 315,000 $ 321,383
Senior Bond, 144A, 4.75%, 10/13/35 ................... France 414,000 393,221
b
Finland Government Bond , Senior Bond , 144A, Reg S, 1.125% ,
4/15/34 ......................................... Finland 370,000 EUR 363,505
b
France Government Bond ,
144A, Reg S, 0.5%, 5/25/26 .......................... France 230,000 EUR 257,020
144A, Reg S, 2.75%, 10/25/27 ........................ France 1,440,000 EUR 1,662,090
144A, Reg S, 2.75%, 2/25/29 ......................... France 1,500,000 EUR 1,731,073
144A, Reg S, 0.5%, 5/25/29 .......................... France 830,000 EUR 876,290
144A, Reg S, 11/25/30 .............................. France 560,000 EUR 552,437
144A, Reg S, 3%, 5/25/33 ........................... France 620,000 EUR 706,248
144A, Reg S, 3%, 11/25/34 .......................... France 1,750,000 EUR 1,963,951
144A, Reg S, 4.5%, 4/25/41 .......................... France 780,000 EUR 983,847
144A, Reg S, 3.25%, 5/25/45 ......................... France 140,000 EUR 149,243
144A, Reg S, 4%, 4/25/55 ........................... France 480,000 EUR 554,974
b
Guatemala Government Bond ,
Senior Bond, Reg S, 6.6%, 6/13/36 .................... Guatemala 200,000 200,353
Senior Note, 144A, 7.05%, 10/04/32 .................... Guatemala 200,000 210,323
b
Hungary Government Bond , Senior Note , Reg S, 5.25% , 6/16/29 Hungary 260,000 260,003
b
Indonesia Government Bond , Senior Bond , Reg S, 4.35% ,
1/08/27 ......................................... Indonesia 500,000 499,659
b
Ireland Government Bond ,
Reg S, 1.1%, 5/15/29 ............................... Ireland 260,000 EUR 283,703
Reg S, 2%, 2/18/45 ................................ Ireland 110,000 EUR 103,078
b
Italy Buoni Poliennali del Tesoro ,
Senior Bond, 144A, Reg S, 1.65%, 3/01/32 .............. Italy 1,730,000 EUR 1,800,315
Senior Bond, 144A, Reg S, 4%, 2/01/37 ................. Italy 450,000 EUR 528,033
Senior Bond, 144A, Reg S, 3.1%, 3/01/40 ............... Italy 100,000 EUR 102,963
Senior Bond, 144A, Reg S, 4.75%, 9/01/44 .............. Italy 500,000 EUR 615,590
Senior Bond, 144A, Reg S, 1.7%, 9/01/51 ............... Italy 280,000 EUR 194,428
Senior Bond, Reg S, 6.5%, 11/01/27 ................... Italy 1,520,000 EUR 1,909,282
Senior Note, Reg S, 3.5%, 1/15/26 ..................... Italy 580,000 EUR 663,858
b
Ivory Coast Government Bond , Senior Bond , Reg S, 4.875% ,
1/30/32 ......................................... Ivory Coast 148,000 EUR 145,201
Japan Government Bond ,
0.1%, 3/20/27 .................................... Japan 600,000,000 4,152,880
2.3%, 6/20/27 .................................... Japan 205,000,000 1,483,028
2.2%, 3/20/31 .................................... Japan 845,000,000 6,345,225
0.4%, 3/20/36 .................................... Japan 435,000,000 2,724,744
2.3%, 3/20/40 .................................... Japan 310,000,000 2,286,857
0.3%, 6/20/46 .................................... Japan 171,000,000 799,887
0.8%, 3/20/47 .................................... Japan 93,000,000 481,253
2.2%, 3/20/51 .................................... Japan 212,000,000 1,392,398
2.1%, 9/20/54 .................................... Japan 90,000,000 560,317
0.5%, 3/20/60 .................................... Japan 102,000,000 353,304
b
Kazakhstan Government Bond , Senior Bond , Reg S, 4.714% ,
4/09/35 ......................................... Kazakhstan 260,000 251,520
Malaysia Government Bond , 3.582% , 7/15/32 ..............
Malaysia 2,280,000 MYR 529,854
Mexican Bonos Desarr Fixed Rate , M , 7.75% , 5/29/31 ........
Mexico 10,900,000 MXN 525,998
Mexico Government Bond , Senior Bond , 2.659% , 5/24/31 .....
Mexico 775,000 660,229
b
Netherlands Government Bond ,
144A, Reg S, 0.5%, 7/15/26 .......................... Netherlands 300,000 EUR 334,736
144A, Reg S, 0.25%, 7/15/29 ......................... Netherlands 290,000 EUR 305,065
144A, Reg S, 3.75%, 1/15/42 ......................... Netherlands 410,000 EUR 512,902

Putnam Global Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
New Zealand Government Bond , 3% , 4/20/29 ..............
New Zealand 380,000 NZD $ 220,574
b
Norway Government Bond , Senior Bond , 144A, Reg S, 1.75% ,
2/17/27 ......................................... Norway 1,880,000 NOK 175,048
Panama Government Bond , Senior Note , 7.5% , 3/01/31 ......
Panama 420,000 436,834
b
Paraguay Government Bond ,
Senior Bond, Reg S, 4.7%, 3/27/27 .................... Paraguay 200,000 199,700
Senior Bond, Reg S, 4.95%, 4/28/31 ................... Paraguay 370,000 365,286
Peru Government Bond , Senior Bond , 2.783% , 1/23/31 .......
Peru 580,000 514,795
b
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara ,
Senior Bond , Reg S, 5.45% , 5/21/28 ................... Indonesia 260,000 264,678
Petroleos Mexicanos , Senior Note , 6.7% , 2/16/32 ...........
Mexico 145,000 124,379
Philippine Government Bond , Senior Bond , 5.5% , 2/04/35 .....
Philippines 360,000 371,478
Poland Government Bond , 5.75% , 4/25/29 ................
Poland 1,480,000 PLN 408,940
b
Portugal Obrigacoes do Tesouro OT , Senior Bond , 144A, Reg S,
0.3% , 10/17/31 ................................... Portugal 320,000 EUR 316,794
b
Power Finance Corp. Ltd. , Senior Bond , Reg S, 3.95% , 4/23/30 . India 270,000 256,386
Province of Ontario Canada ,
6.5%, 3/08/29 .................................... Canada 970,000 CAD 799,184
2.9%, 12/02/46 ................................... Canada 1,340,000 CAD 771,710
Senior Bond, 3.65%, 6/02/33 ......................... Canada 170,000 CAD 124,703
b
Romania Government Bond , Senior Bond , Reg S, 5.625% ,
2/22/36 ......................................... Romania 250,000 EUR 260,066
b
Romanian Government Bond , Senior Bond , 144A, 3% , 2/14/31 . Romania 450,000 374,976
South Africa Government Bond ,
Senior Bond, 4.85%, 9/27/27 ......................... South Africa 400,000 393,047
Senior Bond, 5%, 10/12/46 ........................... South Africa 200,000 133,476
b
Southern Gas Corridor CJSC , Senior Bond , Reg S, 6.875% ,
3/24/26 ......................................... Azerbaijan 250,000 252,694
b
Spain Bonos Y Obligaciones del Estado ,
Senior Bond, 144A, Reg S, 1.95%, 4/30/26 .............. Spain 850,000 EUR 963,983
Senior Bond, 144A, Reg S, 2.9%, 10/31/46 .............. Spain 210,000 EUR 208,050
b
Spain Government Bond ,
144A, Reg S, 5.15%, 10/31/28 ........................ Spain 800,000 EUR 997,518
Senior Bond, 144A, Reg S, 3.55%, 10/31/33 ............. Spain 1,010,000 EUR 1,196,056
Senior Bond, 144A, Reg S, 5.15%, 10/31/44 ............. Spain 410,000 EUR 555,323
Senior Bond, 144A, Reg S, 1%, 10/31/50 ................ Spain 50,000 EUR 30,998
b
Sweden Government Bond ,
Reg S, 1%, 11/12/26 ............................... Sweden 6,950,000 SEK 710,352
Reg S, 3.5%, 3/30/39 ............................... Sweden 660,000 SEK 76,426
b
Switzerland Government Bond ,
Reg S, 4%, 4/08/28 ................................ Switzerland 540,000 CHF 732,090
Reg S, 1.5%, 4/30/42 ............................... Switzerland 290,000 CHF 412,542
Thailand Government Bond , Senior Bond , 2% , 12/17/31 ......
Thailand 15,700,000 THB 478,059
b
United Kingdom Gilt ,
Reg S, 6%, 12/07/28 ............................... United Kingdom 420,000 GBP 604,670
Reg S, 3.5%, 7/22/68 ............................... United Kingdom 610,000 GBP 593,776
f
Uruguay Government Bond , Senior Bond , PIK, 7.875% , 1/15/33 Uruguay 475,000 558,244
Total Foreign Government and Agency Securities (Cost $75,081,319) ............
71,250,323
Asset-Backed Securities 5.1%
Capital Markets 0.3%
b,g
Magnetite XL Ltd. , 2024-40A , A1 , 144A, FRN , 5.706% , ( 3-month
SOFR + 1.45% ), 7/15/37 . ............................ United States 512,000 512,681

Putnam Global Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services 4.8%
b,g
AIMCO CLO 17 Ltd. , 2022-17A , A1R , 144A, FRN , 5.622% ,
( 3-month SOFR + 1.35% ), 7/20/37 . .................... Jersey 350,000 $ 350,829
b,g
Allegro CLO XII Ltd. , 2020-1A , A1R , 144A, FRN , 5.709% ,
( 3-month SOFR + 1.44% ), 7/21/37 . .................... United States 250,000 250,056
b,g
Apex Credit CLO Ltd. , 2024-2A , A , 144A, FRN , 5.802% , ( 3-month
SOFR + 1.52% ), 7/25/37 . ............................ United States 250,000 249,732
b,g
Bain Capital Credit CLO Ltd. , 2022-2A , A1 , 144A, FRN , 5.592% ,
( 3-month SOFR + 1.32% ), 4/22/35 . .................... United States 250,000 249,568
b
Bayview Opportunity Master Fund VII Trust , 2023-1A , A , 144A,
6.93% , 10/28/60 . .................................. United States 139,137 142,604
b,g
Birch Grove CLO 2 Ltd. , 2021-2A , A1R , 144A, FRN , 5.669% ,
( 3-month SOFR + 1.4% ), 10/19/37 . .................... United States 250,000 250,634
b,g
Birch Grove CLO 8 Ltd. , 2024-8A , A1 , 144A, FRN , 5.899% ,
( 3-month SOFR + 1.63% ), 4/20/37 . .................... Jersey 150,000 150,441
g
Carrington Mortgage Loan Trust , 2006-NC2 , A4 , FRN , 4.921% ,
( 1-month SOFR + 0.594% ), 6/25/36 . ................... United States 105,772 102,012
b,g
CBAM Ltd. , 2017-2A , AR , 144A, FRN , 5.731% , ( 3-month SOFR +
1.452% ), 7/17/34 . ................................. United States 175,000 175,333
b,g
CIFC Funding Ltd. , 2021-4A , AR , 144A, FRN , 5.639% , ( 3-month
SOFR + 1.36% ), 7/23/37 . ............................ United States 250,000 248,981
b,g
Diameter Capital CLO 7 Ltd. , 2024-7A , A1A , 144A, FRN , 5.749% ,
( 3-month SOFR + 1.48% ), 7/20/37 . .................... United States 250,000 250,465
b,g
Elevation CLO Ltd. ,
2018-10A, AR, 144A, FRN, 5.189%, (3-month SOFR + 0.92%),
10/20/31 ........................................ United States 263,315 262,746
2021-13A, A1R, 144A, FRN, 5.316%, (3-month SOFR +
1.06%), 7/15/34 ................................... United States 250,000 248,910
b,g
Ellington CLO III Ltd. , 2018-3A , B , 144A, FRN , 6.531% , ( 3-month
SOFR + 2.262% ), 7/20/30 . ........................... United States 250,000 250,956
b,g
Elmwood CLO 27 Ltd. , 2024-3A , A , 144A, FRN , 5.789% ,
( 3-month SOFR + 1.52% ), 4/18/37 . .................... United States 300,000 300,472
b,g
Elmwood CLO 33 Ltd. , 2024-9RA , AR , 144A, FRN , 5.649% ,
( 3-month SOFR + 1.38% ), 10/21/37 . ................... United States 250,000 249,159
b,g
Elmwood CLO I Ltd. , 2019-1A , A1RR , 144A, FRN , 5.789% ,
( 3-month SOFR + 1.52% ), 4/20/37 . .................... United States 225,000 225,516
b,g
Elmwood CLO III Ltd. , 2019-3A , A1RR , 144A, FRN , 5.649% ,
( 3-month SOFR + 1.38% ), 7/18/37 . .................... United States 250,000 250,063
b,g
GoldenTree Loan Management US CLO 9 Ltd. , 2021-9A , AR ,
144A, FRN , 5.769% , ( 3-month SOFR + 1.5% ), 4/20/37 . ..... United States 250,000 250,811
h
GSAA Home Equity Trust , 2006-15 , AF3A , FRN , 5.882% , 9/25/36 . United States 839,126 264,915
b,g
Hayfin US XIV Ltd. , 2021-14A , A1 , 144A, FRN , 5.761% , ( 3-month
SOFR + 1.492% ), 7/20/34 . ........................... United States 250,000 250,378
b,g
ICG US CLO Ltd. , 2017-1A , ARR , 144A, FRN , 5.714% , ( 3-month
SOFR + 1.432% ), 7/28/34 . ........................... United States 500,000 501,082
b,g
J.P. Morgan Mortgage Trust , 2023-HE2 , A1 , 144A, FRN , 6.05% ,
( 30-day SOFR Average + 1.7% ), 3/20/54 . ................ United States 255,130 257,032
b,g
Neuberger Berman CLO XVII Ltd. , 2014-17A , AR3 , 144A, FRN ,
5.672% , ( 3-month SOFR + 1.4% ), 7/22/38 . ............... United States 300,000 299,172
b,g
Neuberger Berman Loan Advisers CLO 25 Ltd. , 2017-25A , AR2 ,
144A, FRN , 5.669% , ( 3-month SOFR + 1.4% ), 7/18/38 . ..... United States 250,000 250,217
g
NovaStar Mortgage Funding Trust , 2006-5 , A2C , FRN , 4.781% ,
( 1-month SOFR + 0.454% ), 11/25/36 . ................... United States 964,519 286,856
b,g
Oaktree CLO Ltd. ,
2019-4A, ARR, 144A, FRN, 5.779%, (3-month SOFR + 1.51%),
7/20/37 ......................................... United States 250,000 250,627
2021-1A, A1R, 144A, FRN, 5.606%, (3-month SOFR + 1.35%),
1/15/38 ......................................... United States 250,000 248,744

Putnam Global Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
b,g
OHA Loan Funding Ltd. , 2016-1A , A1R2 , 144A, FRN , 5.729% ,
( 3-month SOFR + 1.46% ), 7/20/37 . .................... United States 427,000 $ 427,704
b,g
Palmer Square CLO Ltd. , 2021-3A , B , 144A, FRN , 6.168% ,
( 3-month SOFR + 1.912% ), 1/15/35 . ................... United States 400,000 400,757
b,g
PRMI Securitization Trust , 2024-CMG1 , A1 , 144A, FRN , 5.786% ,
( 30-day SOFR Average + 1.45% ), 7/25/54 . ............... United States 229,911 229,758
g
Renaissance Home Equity Loan Trust , 2003-4 , A1 , FRN , 5.481% ,
( 1-month SOFR + 1.154% ), 3/25/34 . ................... United States 118,639 106,556
b,g
Rockland Park CLO Ltd. , 2021-1A , B , 144A, FRN , 6.181% ,
( 3-month SOFR + 1.912% ), 4/20/34 . ................... United States 350,000 350,664
b,g
RR 29 Ltd. , 2024-29RA , A1R , 144A, FRN , 5.646% , ( 3-month
SOFR + 1.39% ), 7/15/39 . ............................ United States 250,000 250,644
b,g
Shackleton XIV CLO Ltd. , 2019-14A , BR , 144A, FRN , 6.331% ,
( 3-month SOFR + 2.062% ), 7/20/34 . ................... United States 250,000 250,592
b,g
Symphony CLO XXIII Ltd. , 2020-23A , AR2 , 144A, FRN , 5.156% ,
( 3-month SOFR + 0.9% ), 1/15/34 . ..................... United States 456,932 452,790
b,g
Venture XIX CLO Ltd. , 2014-19A , ARR , 144A, FRN , 5.778% ,
( 3-month SOFR + 1.522% ), 1/15/32 . ................... United States 152,198 152,402
g
WaMu Asset-Backed Certificates Trust , 2006-HE2 , A3 , FRN ,
4.741% , ( 1-month SOFR + 0.414% ), 5/25/36 . ............. United States 442,729 337,369
b,g
Wise CLO Ltd. , 2024-2A , A , 144A, FRN , 5.716% , ( 3-month SOFR
+ 1.46% ), 7/15/37 . ................................. Jersey 400,000 399,001
10,426,548
a a a a a a
Total Asset-Backed Securities (Cost $11,342,279) .............................
10,939,229
Commercial Mortgage-Backed Securities 5.5%
Financial Services 5.5%
b,g
AREIT Trust , 2022-CRE6 , A , 144A, FRN , 5.6% , ( 30-day SOFR
Average + 1.25% ), 1/20/37 ........................... United States 194,416 193,235
h,i
BANK ,
2019-BN20, XA, IO, FRN, 0.924%, 9/15/62 .............. United States 8,834,988 269,701
2020-BN30, XA, IO, FRN, 1.375%, 12/15/53 ............. United States 6,932,792 370,274
Barclays Commercial Mortgage Trust , 2019-C3 , B , 4.096% ,
5/15/52 ......................................... United States 246,000 231,422
h,i
BBCMS Mortgage Trust , 2020-C8 , XA , IO, FRN , 1.929% ,
10/15/53 ........................................ United States 4,562,287 320,063
h
CD Mortgage Trust , 2017-CD4 , B , FRN , 3.947% , 5/10/50 ..... United States 323,000 303,934
h
CFCRE Commercial Mortgage Trust ,
b
2011-C2, E, 144A, FRN, 5.08%, 12/15/47 ................ United States 230,000 213,694
2017-C8, B, FRN, 4.199%, 6/15/50 .................... United States 210,000 200,188
h
Citigroup Commercial Mortgage Trust ,
2015-P1, C, FRN, 4.519%, 9/15/48 .................... United States 322,000 310,190
2016-P6, A5, FRN, 3.72%, 12/10/49 .................... United States 238,000 232,042
COMM Mortgage Trust ,
h
2013-CR13, C, FRN, 5.109%, 11/10/46 ................. United States 74,906 70,347
b,h
2013-CR13, D, 144A, FRN, 5.109%, 11/10/46 ............ United States 280,000 159,992
h
2014-CR14, C, FRN, 3.793%, 2/10/47 .................. United States 52,000 49,433
h
2014-CR17, C, FRN, 4.941%, 5/10/47 .................. United States 459,000 421,571
2014-UBS3, AM, 4.012%, 6/10/47 ..................... United States 242,717 232,982
h
2014-UBS6, C, FRN, 4.398%, 12/10/47 ................. United States 49,149 48,553
h
2015-CR22, AM, FRN, 3.603%, 3/10/48 ................. United States 312,000 306,514
h
2015-LC19, C, FRN, 4.242%, 2/10/48 .................. United States 367,000 355,573
h,i
2015-LC21, XA, IO, FRN, 0.65%, 7/10/48 ................ United States 4,641,012 61
b,h,i
Credit Suisse Commercial Mortgage Trust ,
2006-C4, AX, IO, 144A, FRN, 1.076%, 9/15/39 ............ United States 866 5
2007-C2, AX, IO, 144A, FRN, 0.03%, 1/15/49 ............. United States 616,051 100

Putnam Global Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
CSAIL Commercial Mortgage Trust ,
h
2015-C1, C, FRN, 3.958%, 4/15/50 .................... United States 371,000 $ 338,649
h
2015-C2, B, FRN, 4.208%, 6/15/57 .................... United States 253,000 246,628
2016-C6, AS, 3.346%, 1/15/49 ........................ United States 254,000 245,531
h
CSMC Trust , 2016-NXSR , AS , FRN , 4.049% , 12/15/49 ....... United States 267,000 257,871
b,h
DBUBS Mortgage Trust , 2011-LC3A , D , 144A, FRN , 5.531% ,
8/10/44 ......................................... United States 572,705 553,141
h
J.P. Morgan Chase Commercial Mortgage Securities Trust ,
i
2006-CB17, X, IO, FRN, 1.144%, 12/12/43 ............... United States 256,279 5,162
b
2012-LC9, D, 144A, FRN, 3.69%, 12/15/47 .............. United States 441,000 420,088
h
JPMBB Commercial Mortgage Securities Trust ,
i
2014-C22, XA, IO, FRN, 0.549%, 9/15/47 ................ United States 642,484 10
2014-C23, B, FRN, 4.7%, 9/15/47 ..................... United States 188,000 181,813
i
2015-C33, XA, IO, FRN, 1.038%, 12/15/48 ............... United States 2,642,133 6,951
h,i
JPMCC Commercial Mortgage Securities Trust , 2019-COR5 , XA ,
IO, FRN , 1.609% , 6/13/52 ........................... United States 7,661,820 338,705
h
Morgan Stanley Bank of America Merrill Lynch Trust ,
2013-C10, B, FRN, 4.112%, 7/15/46 .................... United States 452,087 420,593
b
2013-C9, D, 144A, FRN, 3.929%, 5/15/46 ............... United States 274,000 246,589
2015-C22, C, FRN, 4.245%, 4/15/48 ................... United States 659,000 594,288
2015-C24, B, FRN, 4.45%, 5/15/48 .................... United States 253,000 248,844
2015-C24, C, FRN, 4.45%, 5/15/48 .................... United States 313,000 304,998
h
Morgan Stanley Capital I Trust , 2015-UBS8 , B , FRN , 4.315% ,
12/15/48 ........................................ United States 203,000 194,754
b,g
Multi-family Connecticut Avenue Securities Trust , 2019-01 ,
M10 , 144A, FRN , 7.718% , ( 30-day SOFR Average + 3.364% ),
10/25/49 ........................................ United States 454,387 455,403
h,i
UBS Commercial Mortgage Trust , 2017-C7 , XA , IO, FRN ,
1.124% , 12/15/50 .................................. United States 5,325,612 116,364
Wells Fargo Commercial Mortgage Trust ,
h
2015-C30, C, FRN, 4.629%, 9/15/58 ................... United States 342,000 339,086
2015-C31, AS, 4.049%, 11/15/48 ...................... United States 293,000 289,958
2016-BNK1, AS, 2.814%, 8/15/49 ...................... United States 707,000 672,536
h,i
2016-LC25, XA, IO, FRN, 0.959%, 12/15/59 .............. United States 3,825,806 35,926
2017-RC1, AS, 3.844%, 1/15/60 ....................... United States 182,000 177,350
2017-RC1, C, 4.591%, 1/15/60 ........................ United States 199,000 189,129
h,i
2019-C52, XA, IO, FRN, 1.704%, 8/15/52 ................ United States 3,068,357 158,716
h
2020-C57, C, FRN, 4.157%, 8/15/53 ................... United States 167,000 149,924
h
WFRBS Commercial Mortgage Trust ,
2013-C11, C, FRN, 4.394%, 3/15/45 ................... United States 295,000 282,564
i
2013-C14, XA, IO, FRN, 0.456%, 6/15/46 ................ United States 203,099 2
11,761,447
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $12,124,875) ..............
11,761,447
Mortgage-Backed Securities 20.6%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 1.5%
FHLMC Pool, 30 Year, 3.5%, 4/01/52 ..................... United States 934,999 851,525
FHLMC Pool, 30 Year, 4%, 5/01/52 ...................... United States 928,782 867,961
FHLMC Pool, 30 Year, 6%, 9/01/53 ...................... United States 1,404,568 1,435,494
3,154,980
Federal National Mortgage Association (FNMA) Fixed Rate 13.5%
FNMA, 20 Year, 1.5%, 11/01/41 ......................... United States 527,347 433,398
FNMA, 30 Year, 3.5%, 11/01/51 ......................... United States 871,548 788,915
FNMA, 30 Year, 6%, 9/01/54 ........................... United States 1,052,277 1,068,687

Putnam Global Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Federal National Mortgage Association (FNMA) Fixed Rate (continued)
j
Uniform Mortgage-Backed Securities, 2%, TBA, 5/25/55 ...... United States 5,000,000 $ 3,967,140
j
Uniform Mortgage-Backed Securities, 2.5%, TBA, 5/25/55 ..... United States 5,000,000 4,157,416
j
Uniform Mortgage-Backed Securities, 3%, TBA, 5/25/55 ...... United States 2,000,000 1,736,030
j
Uniform Mortgage-Backed Securities, 3.5%, TBA, 5/25/55 ..... United States 1,000,000 902,622
j
Uniform Mortgage-Backed Securities, 4%, TBA, 5/25/55 ...... United States 3,000,000 2,796,235
j
Uniform Mortgage-Backed Securities, 5.5%, TBA, 5/25/55 ..... United States 6,000,000 5,987,985
j
Uniform Mortgage-Backed Securities, 6%, TBA, 5/25/55 ...... United States 2,000,000 2,029,135
j
Uniform Mortgage-Backed Securities, 6.5%, TBA, 5/25/55 ..... United States 5,000,000 5,149,629
29,017,192
Government National Mortgage Association (GNMA) Fixed Rate 5.6%
j
GNMA II, Single-family, 30 Year, 3%, 5/15/55 ............... United States 1,000,000 885,515
GNMA II, Single-family, 30 Year, 4%, 2/20/48 ............... United States 1,706,268 1,605,961
j
GNMA II, Single-family, 30 Year, 4%, 5/15/55 ............... United States 1,000,000 930,957
j
GNMA II, Single-family, 30 Year, 4.5%, 5/15/55 ............. United States 5,000,000 4,787,104
j
GNMA II, Single-family, 30 Year, 5.5%, 5/15/55 ............. United States 2,000,000 1,999,554
GNMA II, Single-family, 30 Year, 6%, 11/20/53 .............. United States 1,829,164 1,895,071
12,104,162
Total Mortgage-Backed Securities (Cost $44,085,110) ..........................
44,276,334
Residential Mortgage-Backed Securities 9.3%
Financial Services 9.3%
b
A&D Mortgage Trust , 2023-NQM5 , A1 , 144A, 7.049% , 11/25/68 . United States 692,826 704,307
g
Alternative Loan Trust ,
2006-OA10, 1A1, FRN, 5.535%, (12-month average of 1-year
CMT + 0.96%), 8/25/46 ............................. United States 91,564 80,621
2006-OA10, 4A1, FRN, 4.821%, (1-month SOFR + 0.494%),
8/25/46 ......................................... United States 237,269 197,030
2006-OA19, A1, FRN, 4.614%, (1-month SOFR + 0.294%),
2/20/47 ......................................... United States 130,278 102,224
2006-OA7, 1A2, FRN, 5.515%, (12-month average of 1-year
CMT + 0.94%), 6/25/46 ............................. United States 169,665 163,779
b
Angel Oak Mortgage Trust , 2024-9 , A1 , 144A, 5.138% , 9/25/69 . United States 313,218 311,727
b,h
Arroyo Mortgage Trust , 2019-3 , A3 , 144A, FRN , 3.416% ,
10/25/48 ........................................ United States 58,001 55,351
g
BankUnited Trust , 2005-1 , 1A1 , FRN , 5.041% , ( 1-month SOFR +
0.714% ), 9/25/45 .................................. United States 58,791 54,145
b
BRAVO Residential Funding Trust , 2024-NQM2 , A1 , 144A,
6.285% , 2/25/64 ................................... United States 177,190 178,702
b,g
Chevy Chase Funding LLC , 2006-4A , A2 , 144A, FRN , 4.621% ,
( 1-month SOFR + 0.294% ), 11/25/47 ................... United States 145,919 125,692
b
COLT Mortgage Loan Trust ,
h
2020-2, A2, 144A, FRN, 3.094%, 3/25/65 ................ United States 237,662 235,465
2023-3, A1, 144A, 7.18%, 9/25/68 ..................... United States 719,370 729,739
b,g
Connecticut Avenue Securities Trust ,
2019-HRP1, M2, 144A, FRN, 6.618%, (30-day SOFR Average
+ 2.264%), 11/25/39 ................................ United States 9,191 9,208
2021-R03, 1M2, 144A, FRN, 6.004%, (30-day SOFR Average +
1.65%), 12/25/41 .................................. United States 296,000 296,790
2022-R01, 1M1, 144A, FRN, 5.354%, (30-day SOFR Average +
1%), 12/25/41 .................................... United States 40,420 40,353
2022-R01, 1M2, 144A, FRN, 6.254%, (30-day SOFR Average +
1.9%), 12/25/41 ................................... United States 264,000 265,377
2022-R02, 2M1, 144A, FRN, 5.554%, (30-day SOFR Average +
1.2%), 1/25/42 .................................... United States 138,225 138,159

Putnam Global Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
b,g
Connecticut Avenue Securities Trust, (continued)
2022-R02, 2M2, 144A, FRN, 7.354%, (30-day SOFR Average +
3%), 1/25/42 ..................................... United States 427,000 $ 435,896
2022-R03, 1M1, 144A, FRN, 6.454%, (30-day SOFR Average +
2.1%), 3/25/42 .................................... United States 338,252 341,311
2022-R03, 1M2, 144A, FRN, 7.854%, (30-day SOFR Average +
3.5%), 3/25/42 .................................... United States 127,000 131,351
2022-R04, 1M1, 144A, FRN, 6.354%, (30-day SOFR Average +
2%), 3/25/42 ..................................... United States 261,320 263,353
2022-R04, 1M2, 144A, FRN, 7.454%, (30-day SOFR Average +
3.1%), 3/25/42 .................................... United States 120,000 123,346
2022-R06, 1M1, 144A, FRN, 7.104%, (30-day SOFR Average +
2.75%), 5/25/42 ................................... United States 26,660 27,170
2022-R07, 1M1, 144A, FRN, 7.303%, (30-day SOFR Average +
2.95%), 6/25/42 ................................... United States 99,205 101,625
2022-R08, 1M1, 144A, FRN, 6.904%, (30-day SOFR Average +
2.55%), 7/25/42 ................................... United States 112,871 115,216
2022-R09, 2M1, 144A, FRN, 6.853%, (30-day SOFR Average +
2.5%), 9/25/42 .................................... United States 69,273 70,218
2023-R01, 1M1, 144A, FRN, 6.753%, (30-day SOFR Average +
2.4%), 12/25/42 ................................... United States 46,282 47,382
2023-R02, 1M1, 144A, FRN, 6.654%, (30-day SOFR Average +
2.3%), 1/25/43 .................................... United States 91,957 93,790
2023-R06, 1M1, 144A, FRN, 6.054%, (30-day SOFR Average +
1.7%), 7/25/43 .................................... United States 49,108 49,312
2023-R07, 2M1, 144A, FRN, 6.303%, (30-day SOFR Average +
1.95%), 9/25/43 ................................... United States 44,104 44,378
2024-R02, 1M1, 144A, FRN, 5.454%, (30-day SOFR Average +
1.1%), 2/25/44 .................................... United States 9,344 9,319
2024-R03, 2M1, 144A, FRN, 5.503%, (30-day SOFR Average +
1.15%), 3/25/44 ................................... United States 44,928 44,879
2024-R04, 1M1, 144A, FRN, 5.454%, (30-day SOFR Average +
1.1%), 5/25/44 .................................... United States 80,292 80,243
2024-R05, 2M1, 144A, FRN, 5.354%, (30-day SOFR Average +
1%), 7/25/44 ..................................... United States 22,244 22,228
2024-R06, 1A1, 144A, FRN, 5.504%, (30-day SOFR Average +
1.15%), 9/25/44 ................................... United States 324,808 324,347
2024-R06, 1M1, 144A, FRN, 5.404%, (30-day SOFR Average +
1.05%), 9/25/44 ................................... United States 69,334 69,257
2025-R01, 1A1, 144A, FRN, 5.303%, (30-day SOFR Average +
0.95%), 1/25/45 ................................... United States 91,418 90,978
2025-R01, 1M1, 144A, FRN, 5.453%, (30-day SOFR Average +
1.1%), 1/25/45 .................................... United States 104,480 104,205
2025-R02, 1A1, 144A, FRN, 5.353%, (30-day SOFR Average +
1%), 2/25/45 ..................................... United States 141,840 141,289
2025-R02, 1M1, 144A, FRN, 5.503%, (30-day SOFR Average +
1.15%), 2/25/45 ................................... United States 450,997 451,583
b
Cross Mortgage Trust ,
2024-H1, A1, 144A, 6.085%, 12/25/68 .................. United States 314,977 316,703
2024-H3, A1, 144A, 6.272%, 6/25/69 ................... United States 284,480 287,517
2024-H4, A1, 144A, 6.147%, 7/25/69 ................... United States 642,805 649,256
b,h
FHLMC Seasoned Credit Risk Transfer Trust , 2017-2 , M1 , 144A,
FRN , 4% , 8/25/56 ................................. United States 121,007 120,376
g
FHLMC STACR Debt Notes , 2015-DNA3 , M3 , FRN , 9.168% , ( 30-
day SOFR Average + 4.814% ), 4/25/28 ................. United States 252,821 256,848
b,g
FHLMC STACR REMIC Trust ,
2021-DNA5, M2, 144A, FRN, 6.004%, (30-day SOFR Average
+ 1.65%), 1/25/34 ................................. United States 72,496 72,736

Putnam Global Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
b,g
FHLMC STACR REMIC Trust, (continued)
2021-DNA6, M2, 144A, FRN, 5.854%, (30-day SOFR Average
+ 1.5%), 10/25/41 ................................. United States 359,168 $ 358,822
2021-DNA7, M2, 144A, FRN, 6.154%, (30-day SOFR Average
+ 1.8%), 11/25/41 .................................. United States 889,000 892,334
2021-HQA4, M1, 144A, FRN, 5.304%, (30-day SOFR Average
+ 0.95%), 12/25/41 ................................ United States 87,547 86,929
2022-DNA2, M1A, 144A, FRN, 5.654%, (30-day SOFR Average
+ 1.3%), 2/25/42 .................................. United States 97,104 97,068
2022-DNA3, M1B, 144A, FRN, 7.254%, (30-day SOFR Average
+ 2.9%), 4/25/42 .................................. United States 30,000 30,822
2022-DNA4, M1A, 144A, FRN, 6.554%, (30-day SOFR Average
+ 2.2%), 5/25/42 .................................. United States 179,934 182,740
2022-DNA5, M1A, 144A, FRN, 7.304%, (30-day SOFR Average
+ 2.95%), 6/25/42 ................................. United States 311,086 317,400
2022-DNA6, M1A, 144A, FRN, 6.504%, (30-day SOFR Average
+ 2.15%), 9/25/42 ................................. United States 13,823 13,921
2022-DNA6, M1B, 144A, FRN, 8.054%, (30-day SOFR Average
+ 3.7%), 9/25/42 .................................. United States 24,000 25,147
2022-HQA1, M1A, 144A, FRN, 6.454%, (30-day SOFR Average
+ 2.1%), 3/25/42 .................................. United States 14,325 14,394
2022-HQA2, M1A, 144A, FRN, 7.004%, (30-day SOFR Average
+ 2.65%), 7/25/42 ................................. United States 479,171 489,184
2022-HQA3, M1A, 144A, FRN, 6.654%, (30-day SOFR Average
+ 2.3%), 8/25/42 .................................. United States 109,645 111,275
2023-DNA1, M1A, 144A, FRN, 6.453%, (30-day SOFR Average
+ 2.1%), 3/25/43 .................................. United States 174,424 177,394
2023-HQA2, M1A, 144A, FRN, 6.354%, (30-day SOFR Average
+ 2%), 6/25/43 .................................... United States 76,197 76,619
2023-HQA3, A1, 144A, FRN, 6.204%, (30-day SOFR Average +
1.85%), 11/25/43 .................................. United States 134,276 135,501
2023-HQA3, M1, 144A, FRN, 6.204%, (30-day SOFR Average
+ 1.85%), 11/25/43 ................................. United States 83,003 83,422
2024-DNA1, A1, 144A, FRN, 5.704%, (30-day SOFR Average +
1.35%), 2/25/44 ................................... United States 153,501 153,676
2024-DNA2, A1, 144A, FRN, 5.604%, (30-day SOFR Average +
1.25%), 5/25/44 ................................... United States 119,626 119,622
2025-DNA1, A1, 144A, FRN, 5.304%, (30-day SOFR Average +
0.95%), 1/25/45 ................................... United States 67,150 66,861
g
FNMA Connecticut Avenue Securities ,
2015-C04, 1M2, FRN, 10.168%, (30-day SOFR Average +
5.814%), 4/25/28 .................................. United States 201,116 204,671
2016-C01, 1M2, FRN, 11.218%, (30-day SOFR Average +
6.864%), 8/25/28 .................................. United States 92,402 95,313
2016-C01, 2M2, FRN, 11.418%, (30-day SOFR Average +
7.064%), 8/25/28 .................................. United States 52,902 54,500
2016-C02, 1M2, FRN, 10.468%, (30-day SOFR Average +
6.114%), 9/25/28 .................................. United States 38,154 38,922
2016-C03, 2M2, FRN, 10.368%, (30-day SOFR Average +
6.014%), 10/25/28 ................................. United States 22,141 22,807
2017-C02, 2M2C, FRN, 8.118%, (30-day SOFR Average +
3.764%), 9/25/29 .................................. United States 72,000 73,655
2017-C06, 1M2B, FRN, 7.118%, (30-day SOFR Average +
2.764%), 2/25/30 .................................. United States 12,407 12,439
2017-C06, 2M2C, FRN, 7.268%, (30-day SOFR Average +
2.914%), 2/25/30 .................................. United States 56,122 57,272
2018-C02, 2M2, FRN, 6.668%, (30-day SOFR Average +
2.314%), 8/25/30 .................................. United States 12,989 13,196

Putnam Global Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
g
FNMA Connecticut Avenue Securities, (continued)
2018-C05, 1M2, FRN, 6.818%, (30-day SOFR Average +
2.464%), 1/25/31 .................................. United States 56,032 $ 56,504
b
J.P. Morgan Mortgage Trust ,
2024-VIS2, A1, 144A, 5.853%, 11/25/64 ................. United States 580,750 585,419
g
2025-2, A11, 144A, FRN, 5.604%, (30-day SOFR Average +
1.25%), 7/25/55 ................................... United States 690,106 682,480
b
Legacy Mortgage Asset Trust , 2021-GS3 , A1 , 144A, 4.75% ,
7/25/61 ......................................... United States 208,545 208,368
b
MFA Trust , 2023-INV2 , A1 , 144A, 6.775% , 10/25/58 ......... United States 863,944 875,518
b,h
Morgan Stanley Resecuritization Trust , 2015-R4 , CB1 , 144A,
FRN , 4.368% , 8/26/47 .............................. United States 47,684 47,470
b
Morgan Stanley Residential Mortgage Loan Trust ,
g
2024-3, AF, 144A, FRN, 5.704%, (30-day SOFR Average +
1.35%), 7/25/54 ................................... United States 157,986 156,463
2024-NQM2, A1, 144A, 6.386%, 5/25/69 ................ United States 299,750 303,017
b,g
New Residential Mortgage Loan Trust , 2018-4A , A1M , 144A,
FRN , 5.341% , ( 1-month SOFR + 1.014% ), 1/25/48 ......... United States 30,161 29,451
b
OBX Trust , 2023-NQM7 , A1 , 144A, 6.844% , 4/25/63 ......... United States 324,025 327,685
b,g
Radnor Re Ltd. , 2024-1 , M1A , 144A, FRN , 6.354% , ( 30-day
SOFR Average + 2% ), 9/25/34 ........................ United States 86,726 86,803
b
Saluda Grade Alternative Mortgage Trust , 2024-RTL4 , A1 , 144A,
7.5% , 2/25/30 .................................... United States 812,000 813,777
b,g
Station Place Securitization Trust ,
2024-10, A, 144A, FRN, 5.223%, (1-month SOFR + 0.9%),
10/27/25 ........................................ United States 750,000 752,627
2024-2, A, 144A, FRN, 5.223%, (1-month SOFR + 0.9%),
6/22/25 ......................................... United States 660,000 660,555
2024-5, A, 144A, FRN, 5.223%, (1-month SOFR + 0.9%),
8/04/25 ......................................... United States 685,000 684,663
g
Structured Asset Mortgage Investments II Trust , 2007-AR7 , 1A1 ,
FRN , 5.291% , ( 1-month SOFR + 0.964% ), 5/25/47 ......... United States 273,045 213,027
b
Verus Securitization Trust , 2024-1 , A1 , 144A, 5.712% , 1/25/69 . United States 572,436 573,459
b,h
Vista Point Securitization Trust , 2020-2 , A2 , 144A, FRN , 1.986% ,
4/25/65 ......................................... United States 39,991 38,495
g
WaMu Mortgage Pass-Through Certificates Trust ,
2005-AR1, A1B, FRN, 5.221%, (1-month SOFR + 0.894%),
1/25/45 ......................................... United States 87,332 82,533
2005-AR13, A1C3, FRN, 5.421%, (1-month SOFR + 1.094%),
10/25/45 ........................................ United States 80,591 78,045
2005-AR2, 2A1B, FRN, 5.181%, (1-month SOFR + 0.854%),
1/25/45 ......................................... United States 89,295 87,499
2005-AR9, A1C3, FRN, 5.401%, (1-month SOFR + 1.074%),
7/25/45 ......................................... United States 153,360 150,594
20,075,139
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $19,978,800) ...............
20,075,139
Agency Commercial Mortgage-Backed Securities 6.2%
Financial Services 6.2%
FHLMC ,
g
406, F30, FRN, 5.504%, (30-day SOFR Average + 1.15%),
10/25/53 ........................................ United States 247,280 248,566
g,i
4979, SN, IO, FRN, 1.582%, (30-day SOFR Average +
5.936%), 6/25/50 .................................. United States 832,244 105,835
i
5077, GI, IO, 3.5%, 2/25/51 .......................... United States 3,046,069 578,810
i
5116, BI, IO, 4%, 1/25/50 ............................ United States 4,188,229 866,855

Putnam Global Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
h,i
FHLMC, Multi-family Structured Pass-Through Certificates ,
K098, X1, IO, FRN, 1.262%, 8/25/29 ................... United States 2,744,530 $ 114,059
K113, XAM, IO, FRN, 1.686%, 6/25/30 .................. United States 2,243,000 159,145
FNMA ,
g,i
2019-42, SA, IO, FRN, 1.582%, (30-day SOFR Average +
5.936%), 8/25/49 .................................. United States 2,435,408 295,071
i
2021-14, CI, IO, 4.5%, 11/25/49 ....................... United States 4,567,385 1,082,942
i
2022-13, CI, IO, 3%, 12/25/51 ........................ United States 4,180,068 643,783
i
2023-49, IA, IO, 3%, 8/25/46 ......................... United States 392,825 50,646
g
2024-103, FB, FRN, 5.304%, (30-day SOFR Average + 0.95%),
1/25/55 ......................................... United States 1,101,770 1,098,567
g
2024-105, FC, FRN, 5.354%, (30-day SOFR Average + 1%),
1/25/55 ......................................... United States 1,049,386 1,049,086
i
GNMA ,
g
2010-171, SB, IO, FRN, 2.015%, (1-month SOFR + 6.336%),
12/16/40 ........................................ United States 308,274 40,173
2014-102, IG, IO, 3.5%, 3/16/41 ....................... United States 84,918 1,929
2014-76, IO, 5%, 5/20/44 ............................ United States 181,016 38,189
h
2014-H12, BI, IO, FRN, 1.562%, 5/20/64 ................ United States 1,165,086 38,491
h
2014-H21, AI, IO, FRN, 2.209%, 10/20/64 ............... United States 1,061,741 36,485
h
2015-H25, AI, IO, FRN, 1.62%, 9/20/65 ................. United States 971,827 14,354
h
2015-H26, DI, IO, FRN, 2.383%, 10/20/65 ............... United States 721,747 34,357
h
2015-H26, EI, IO, FRN, 1.744%, 10/20/65 ............... United States 831,380 27,672
2016-75, LI, IO, 6%, 1/20/40 ......................... United States 339,142 50,529
h
2016-H23, NI, IO, FRN, 3.027%, 10/20/66 ............... United States 1,281,833 55,696
h
2017-H02, BI, IO, FRN, 2.364%, 1/20/67 ................ United States 1,115,791 42,288
h
2017-H04, BI, IO, FRN, 2.525%, 2/20/67 ................ United States 1,124,051 46,735
h
2017-H19, MI, IO, FRN, 2.081%, 4/20/67 ................ United States 733,540 30,103
h
2020-190, IO, FRN, 1.051%, 11/16/62 .................. United States 3,685,829 286,157
2021-117, MI, IO, 3.5%, 5/20/42 ....................... United States 2,955,253 478,123
h
2021-17, IO, FRN, 1.051%, 1/16/61 .................... United States 2,284,123 182,912
2021-182, TI, IO, 3.5%, 10/20/51 ...................... United States 2,774,171 549,436
h
2021-189, IO, FRN, 0.884%, 6/16/61 ................... United States 4,874,194 332,467
2021-214, AI, IO, 4%, 12/20/51 ....................... United States 3,110,124 638,532
2021-97, NI, IO, 2.5%, 8/20/49 ........................ United States 7,730,860 947,164
2022-160, IB, IO, 4.5%, 2/20/50 ....................... United States 5,276,484 1,111,595
2022-60, IY, IO, 3%, 2/20/52 ......................... United States 6,692,859 1,020,313
2024-186, IO, 3%, 9/20/51 ........................... United States 3,416,670 528,205
2024-4, GI, IO, 5%, 2/20/53 .......................... United States 1,812,096 439,852
13,265,122
a a a a a a
Total Agency Commercial Mortgage-Backed Securities (Cost $12,776,974) .......
13,265,122
Total Long Term Investments (Cost $245,706,543) .............................
241,536,636
a
Short Term Investments 3.6%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 1.3%
k,l
U.S. Treasury Bills ,
4.03%, 5/20/25 ................................... United States 400,000 399,107

Putnam Global Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Short Term Investments
(continued)
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities
(continued)
k,l
U.S. Treasury Bills, (continued)
4.13%, 10/02/25 ................................... United States 2,400,000 $ 2,358,116
2,757,223
Total U.S. Government and Agency Securities (Cost $2,757,513) ................
2,757,223
Shares
Money Market Funds 2.3%
a,m
Putnam Short Term Investment Fund, Class P, 4.468% ....... United States 4,877,968 4,877,968
Total Money Market Funds (Cost $4,877,968) .................................
4,877,968
Total Short Term Investments (Cost $7,635,481 ) ...............................
7,635,191
a
Total Investments (Cost $253,342,024) 116.0% ................................
$249,171,827
TBA Sale Commitments (4.6)% ..............................................
(9,788,066)
Other Assets, less Liabilities (11.4)% ........................................
(24,559,162)
Net Assets 100.0% .........................................................
$214,824,599
a a a
Principal
Amount
*
n
TBA Sale Commitments (4.6)%
Mortgage-Backed Securities (4.6)%
Federal National Mortgage Association (FNMA) Fixed Rate (3.6)%
Uniform Mortgage-Backed Securities ,
4.5%, TBA, 5/25/55 ................................ United States (3,000,000) (2,869,454)
5%, TBA, 5/25/55 .................................. United States (5,000,000) (4,895,253)
(7,764,707)
Government National Mortgage Association (GNMA) Fixed Rate (1.0)%
GNMA II, Single-family, 30 Year, 6%, 5/15/55 ............... United States (2,000,000) (2,023,359)
Total TBA Sale Commitments (Proceeds $(9,803,281)) .........................
$(9,788,066)
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
See Note 3 ( g ) regarding investments in affiliated management investment companies.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At April 30, 2025, the aggregate value of these securities was $92,183,579, representing 42.9% of net assets.
c
Perpetual security with no stated maturity date.
d
The coupon rate shown represents the rate at period end.
e
A portion or all of the security purchased on a delayed delivery basis. See Note 1 ( d ).
f
Income may be received in additional securities and/or cash.
g
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
h
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
i
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
j
Security purchased on a to-be-announced (TBA) basis. See Note 1 ( d ).

Putnam Global Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

k
A portion or all of the security has been segregated as collateral for certain derivative contracts. At April 30, 2025, the aggregate value of these securities pledged amounted to $2,212,603, representing 1.0% net assets.
l
The rate shown represents the yield at period end.
m
The rate shown is the annualized seven-day effective yield at period end.
n
Security sold on a to-be-announced (TBA) basis resulting in a short position. As such, the Fund is not subject to fees and expenses associated with short sale transactions.

Putnam Global Income Trust
Schedule of Investments (unaudited), April 30, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

At April 30, 2025, the Fund had the following futures contracts outstanding. See Note 1 ( e ).
At April 30, 2025, the Fund had the following forward exchange contracts outstanding. See Note 1(e) .
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
Australia 10 Year Bonds ....................... Long 1 $ 73,645 6/16/25 $ 1,977
Australia 3 Year Bonds ........................ Long 1 68,957 6/16/25 890
Canada 10 Year Bonds ........................ Long 19 1,704,294 6/19/25 8,952
Euro- Bobl .................................. Long 6 813,137 6/06/25 6,323
Euro-Bund ................................. Long 9 1,343,583 6/06/25 7,131
Euro- Buxl .................................. Long 5 702,933 6/06/25 (6,711)
Euro-Schatz ................................ Long 13 1,584,189 6/06/25 7,552
Japan 10 Year Bonds ......................... Short 10 9,837,040 6/13/25 (182,350)
Long Gilt ................................... Long 35 4,362,194 6/26/25 94,951
U.S. Treasury 10 Year Notes .................... Long 34 3,815,438 6/18/25 80,693
U.S. Treasury 10 Year Ultra Notes ................ Long 8 917,875 6/18/25 16,416
U.S. Treasury 2 Year Notes ..................... Short 31 6,452,602 6/30/25 (60,680)
U.S. Treasury 5 Year Notes ..................... Long 47 5,132,180 6/30/25 103,108
U.S. Treasury Long Bonds ..................... Long 16 1,866,000 6/18/25 9,972
U.S. Treasury Ultra Bonds ...................... Long 14 1,694,438 6/18/25 (2,541)
Total Futures Contracts ...................................................................... $85,683
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Chinese Yuan ...... BOFA Buy 12,109,900 1,670,829 5/21/25 $ — $ (2,289)
Chinese Yuan ...... BOFA Sell 2,619,700 361,446 5/21/25 495 —
Chinese Yuan ...... CITI Buy 6,836,000 941,347 5/21/25 1,081 (542)
Chinese Yuan ...... CITI Sell 1,743,800 239,326 5/21/25 — (940)
Chinese Yuan ...... GSCO Buy 37,854,500 5,223,544 5/21/25 — (7,832)
Chinese Yuan ...... GSCO Sell 31,002,600 4,278,050 5/21/25 6,414 —
Chinese Yuan ...... HSBK Buy 52,919,700 7,302,704 5/21/25 — (11,261)
Chinese Yuan ...... HSBK Sell 9,753,500 1,345,943 5/21/25 2,076 —
Chinese Yuan ...... JPHQ Buy 2,578,700 355,786 5/21/25 — (484)
Chinese Yuan ...... JPHQ Sell 1,352,200 186,564 5/21/25 254 —
Chinese Yuan ...... MSCO Buy 2,728,200 376,397 5/21/25 — (497)
Chinese Yuan ...... MSCO Sell 1,850,600 255,319 5/21/25 337 —
Chinese Yuan ...... SSBT Buy 37,132,700 5,122,317 5/21/25 — (6,057)
Chinese Yuan ...... SSBT Sell 33,239,600 4,589,023 5/21/25 9,167 —
Chinese Yuan ...... TDOM Buy 3,416,000 471,341 5/21/25 — (674)
Chinese Yuan ...... TDOM Sell 1,349,900 186,260 5/21/25 266 —
Chinese Yuan ...... UBSW Buy 1,248,300 172,219 5/21/25 — (225)
Hong Kong Dollar ... SSBT Buy 199,200 25,634 5/21/25 58 —
Hong Kong Dollar ... SSBT Sell 199,200 25,647 5/21/25 — (45)
Indonesian Rupiah .. GSCO Buy 13,374,158,000 815,100 5/21/25 — (7,675)
Indonesian Rupiah .. GSCO Sell 6,815,649,400 415,386 5/21/25 3,911 —
Japanese Yen ...... BOFA Buy 31,341,400 207,210 5/21/25 12,473 —
Japanese Yen ...... CITI Buy 77,664,600 544,733 5/21/25 — (354)
Japanese Yen ...... GSCO Buy 190,327,300 1,262,202 5/21/25 71,870 —

Putnam Global Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Japanese Yen ...... GSCO Sell 91,146,700 606,950 5/21/25 $ — $ (31,930)
Japanese Yen ...... HSBK Buy 26,565,000 175,682 5/21/25 10,522 —
Japanese Yen ...... HSBK Sell 48,121,100 318,238 5/21/25 — (19,060)
Japanese Yen ...... JPHQ Sell 905,985,700 6,039,744 5/21/25 636 (311,272)
Japanese Yen ...... MSCO Buy 29,592,800 195,636 5/21/25 11,791 —
Japanese Yen ...... MSCO Sell 797,211,100 5,270,306 5/21/25 — (317,634)
Japanese Yen ...... SSBT Buy 116,296,700 769,000 5/21/25 46,165 —
Japanese Yen ...... SSBT Sell 15,470,400 102,297 5/21/25 — (6,141)
Japanese Yen ...... TDOM Buy 35,866,900 237,128 5/21/25 14,276 —
Japanese Yen ...... UBSW Buy 60,021,900 396,925 5/21/25 23,790 —
Singapore Dollar .... BOFA Sell 105,700 78,638 5/21/25 — (2,381)
Singapore Dollar .... JPHQ Buy 426,100 316,990 5/21/25 9,614 —
Singapore Dollar .... JPHQ Sell 173,000 128,701 5/21/25 — (3,903)
Singapore Dollar .... SSBT Buy 165,100 122,823 5/21/25 3,726 —
South Korean Won .. GSCO Buy 419,556,300 290,854 5/21/25 4,069 —
South Korean Won .. JPHQ Buy 2,991,339,800 2,076,673 5/21/25 26,306 (250)
South Korean Won .. JPHQ Sell 1,582,624,800 1,097,034 5/21/25 — (15,455)
Thai Baht ......... UBSW Buy 4,559,900 136,618 5/21/25 84 —
Thai Baht ......... UBSW Sell 4,542,200 136,088 5/21/25 — (84)
Thai Baht ......... WPAC Buy 5,427,800 162,616 5/21/25 105 —
Thai Baht ......... WPAC Sell 6,366,600 190,742 5/21/25 — (123)
British Pound ...... BOFA Buy 273,700 350,944 6/18/25 13,883 —
British Pound ...... CITI Sell 165,100 211,892 6/18/25 — (8,177)
British Pound ...... JPHQ Buy 69,300 88,846 6/18/25 3,527 —
British Pound ...... JPHQ Sell 1,138,900 1,460,124 6/18/25 — (57,965)
British Pound ...... MSCO Buy 3,527,300 4,559,194 6/18/25 142,497 —
British Pound ...... MSCO Sell 420,100 539,495 6/18/25 — (20,474)
British Pound ...... SSBT Buy 970,500 1,244,142 6/18/25 49,479 —
British Pound ...... TDOM Buy 339,100 434,744 6/18/25 17,257 —
British Pound ...... TDOM Sell 1,040,000 1,333,334 6/18/25 — (52,927)
British Pound ...... UBSW Buy 21,000 26,942 6/18/25 1,050 —
British Pound ...... UBSW Sell 579,800 743,853 6/18/25 — (28,987)
Czech Koruna ...... BOFA Buy 4,859,800 211,044 6/18/25 9,841 —
Czech Koruna ...... BOFA Sell 2,795,900 121,416 6/18/25 — (5,661)
Czech Koruna ...... HSBK Buy 2,356,200 102,299 6/18/25 4,794 —
Danish Krone ...... CITI Sell 918,000 133,268 6/18/25 — (6,519)
Danish Krone ...... JPHQ Sell 448,700 64,939 6/18/25 — (3,386)
Danish Krone ...... MSCO Buy 562,400 81,400 6/18/25 4,239 —
Euro ............. BOFA Sell 838,200 902,465 6/18/25 — (49,967)
Euro ............. CITI Buy 3,456,200 3,721,206 6/18/25 206,013 —
Euro ............. CITI Sell 5,067,000 5,461,004 6/18/25 — (296,538)
Euro ............. HSBK Buy 2,935,000 3,160,775 6/18/25 174,214 —
Euro ............. HSBK Sell 8,221,200 8,853,616 6/18/25 — (487,988)
Euro ............. JPHQ Buy 3,696,800 3,979,588 6/18/25 221,020 —
Euro ............. JPHQ Sell 5,802,800 6,246,688 6/18/25 — (346,931)
Euro ............. MSCO Buy 1,865,100 2,061,490 6/18/25 61,108 (3,317)
Euro ............. MSCO Sell 2,758,300 2,951,785 6/18/25 — (182,423)
Euro ............. SSBT Buy 223,700 240,878 6/18/25 13,308 —
Euro ............. SSBT Sell 946,300 1,018,966 6/18/25 — (56,298)
Euro ............. TDOM Buy 675,200 727,066 6/18/25 40,152 —
Euro ............. TDOM Sell 143,400 154,415 6/18/25 — (8,528)
Euro ............. UBSW Buy 4,127,100 4,442,658 6/18/25 246,892 —
Euro ............. UBSW Sell 770,800 880,336 6/18/25 4,490 —
Euro ............. WPAC Buy 1,520,300 1,636,857 6/18/25 90,633 —
Euro ............. WPAC Sell 1,038,900 1,128,700 6/18/25 — (51,784)
Hungarian Forint .... SSBT Buy 33,688,000 91,028 6/18/25 3,102 —
Hungarian Forint .... SSBT Sell 17,449,200 47,149 6/18/25 — (1,607)

Putnam Global Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Norwegian Krone ... BOFA Sell 813,000 74,975 6/18/25 $ — $ (3,174)
Norwegian Krone ... BZWS Sell 57,300 5,282 6/18/25 — (226)
Norwegian Krone ... CITI Sell 523,200 48,218 6/18/25 — (2,074)
Norwegian Krone ... GSCO Sell 38,900 3,587 6/18/25 — (153)
Norwegian Krone ... HSBK Sell 173,100 15,960 6/18/25 — (680)
Norwegian Krone ... JPHQ Sell 300,800 27,723 6/18/25 — (1,192)
Norwegian Krone ... MSCO Sell 1,761,100 162,379 6/18/25 — (6,905)
Norwegian Krone ... SSBT Sell 631,400 58,216 6/18/25 — (2,477)
Norwegian Krone ... TDOM Sell 1,275,600 117,593 6/18/25 — (5,022)
Polish Zloty ........ BOFA Sell 548,800 142,008 6/18/25 — (2,992)
Polish Zloty ........ BZWS Buy 146,700 37,954 6/18/25 806 —
Polish Zloty ........ GSCO Sell 362,500 93,805 6/18/25 — (1,972)
Polish Zloty ........ SSBT Buy 600 155 6/18/25 3 —
Romanian New Leu . CITI Buy 687,600 149,286 6/18/25 6,837 —
Romanian New Leu . CITI Sell 342,900 74,448 6/18/25 — (3,409)
Swedish Krona ..... BOFA Sell 1,733,500 172,600 6/18/25 — (7,285)
Swedish Krona ..... GSCO Sell 888,800 88,479 6/18/25 — (3,751)
Swedish Krona ..... SSBT Sell 405,400 40,353 6/18/25 — (1,716)
Swedish Krona ..... TDOM Sell 1,250,000 124,436 6/18/25 — (5,276)
Swedish Krona ..... UBSW Sell 2,375,200 236,472 6/18/25 — (10,002)
Swiss Franc ....... BOFA Buy 69,800 79,501 6/18/25 5,574 —
Swiss Franc ....... BOFA Sell 221,000 251,714 6/18/25 — (17,648)
Swiss Franc ....... BZWS Sell 262,300 298,676 6/18/25 — (21,024)
Swiss Franc ....... HSBK Buy 107,600 122,455 6/18/25 8,692 —
Swiss Franc ....... JPHQ Buy 479,000 581,926 6/18/25 1,907 (12)
Australian Dollar .... BOFA Buy 237,900 150,070 7/16/25 2,454 —
Australian Dollar .... BOFA Sell 639,600 403,466 7/16/25 — (6,597)
Australian Dollar .... CITI Buy 79,300 50,016 7/16/25 825 —
Australian Dollar .... GSCO Buy 32,700 20,626 7/16/25 339 —
Australian Dollar .... JPHQ Buy 96,900 61,145 7/16/25 980 —
Australian Dollar .... MSCO Buy 75,100 47,367 7/16/25 781 —
Australian Dollar .... MSCO Sell 301,100 189,911 7/16/25 — (3,131)
Australian Dollar .... SSBT Buy 282,400 178,112 7/16/25 2,942 —
Australian Dollar .... SSBT Sell 1,161,900 732,819 7/16/25 — (12,105)
Australian Dollar .... TDOM Buy 11,500 7,254 7/16/25 119 —
Australian Dollar .... UBSW Buy 447,100 282,017 7/16/25 4,630 —
Australian Dollar .... WPAC Buy 459,100 289,737 7/16/25 4,604 —
Australian Dollar .... WPAC Sell 197,000 124,326 7/16/25 — (1,976)
Canadian Dollar .... BOFA Buy 167,700 117,807 7/16/25 4,309 —
Canadian Dollar .... BOFA Sell 1,869,600 1,313,373 7/16/25 — (48,034)
Canadian Dollar .... BZWS Sell 304,700 214,016 7/16/25 — (7,861)
Canadian Dollar .... CITI Buy 525,000 368,739 7/16/25 13,556 —
Canadian Dollar .... CITI Sell 1,065,900 748,645 7/16/25 — (27,523)
Canadian Dollar .... HSBK Buy 3,026,600 2,155,168 7/16/25 48,744 —
Canadian Dollar .... JPHQ Buy 18,900 13,275 7/16/25 488 —
Canadian Dollar .... MSCO Sell 216,800 152,270 7/16/25 — (5,600)
Canadian Dollar .... SSBT Buy 161,700 113,578 7/16/25 4,169 —
Canadian Dollar .... SSBT Sell 508,300 357,030 7/16/25 — (13,104)
Canadian Dollar .... TDOM Buy 146,400 102,826 7/16/25 3,779 —
Canadian Dollar .... UBSW Buy 676,900 475,441 7/16/25 17,464 —
Israeli New Shekel .. BOFA Sell 225,800 61,262 7/16/25 — (928)
Israeli New Shekel .. SSBT Buy 605,900 164,383 7/16/25 2,495 —
Israeli New Shekel .. SSBT Sell 217,200 58,927 7/16/25 — (894)
Mexican Peso ...... BOFA Sell 3,509,400 168,910 7/16/25 — (8,229)
Mexican Peso ...... HSBK Buy 395,400 19,027 7/16/25 931 —
Mexican Peso ...... MSCO Sell 1,995,800 96,045 7/16/25 — (4,694)
Mexican Peso ...... TDOM Buy 2,680,100 128,946 7/16/25 6,334 —

Putnam Global Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

At April 30, 2025, the Fund had the following forward premium swap options contracts outstanding. See Note 1(e).
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Mexican Peso ...... UBSW Buy 1,767,000 85,075 7/16/25 $ 4,115 $ —
New Zealand Dollar . BOFA Sell 199,900 115,105 7/16/25 — (3,920)
New Zealand Dollar . MSCO Sell 335,300 193,064 7/16/25 — (6,582)
New Zealand Dollar . SSBT Sell 200,300 115,339 7/16/25 — (3,925)
New Zealand Dollar . UBSW Sell 37,300 21,479 7/16/25 — (731)
New Zealand Dollar . WPAC Sell 97,200 55,990 7/16/25 — (1,886)
Total Forward Exchange Contracts ................................................... $1,714,862 $(2,671,295)
Net unrealized appreciation (depreciation) ............................................ $(956,433)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
Forward Premium Swap Option Contracts
Fixed right or obligation to receive or (pay)/
Floating rate index/Maturity date
Counter
par t y
Expiration
date/strike
Notional/
Contract
amount
*
Premium
receivable/
(payable)
Unrealized
appreciation/
(depreciation)
a a a a a
3.833%/1-day SOFR/Sep-35/(Purchased) BNDP 9/08/25 / 3.833% 1,448,800 $ 34,554 $ 11,249
(3.833%)/1-day SOFR/Sep-35/(Purchased) BNDP 9/08/25 / 3.833% 1,448,800 34,554 (14,808)
3.85%/1-day SOFR/Feb-27/(Purchased) BNDP 2/05/26 / 3.85% 31,100,000 129,065 157,955
3.3%/1-day SOFR/Feb-27/(Written) BNDP 2/05/26 / 3.3% 46,650,000 (102,630) (157,154)
3.725%/1-day SOFR/Nov-36/(Purchased) BOFA 11/23/26 / 3.725% 2,565,500 125,453 (17,436)
(4.225%)/1-day SOFR/Nov-36/(Purchased) BOFA 11/23/26 / 4.225% 2,565,500 131,353 (60,164)
3.428%/1-day SOFR/Aug-37/(Purchased) BOFA 8/13/27 / 3.428% 658,500 37,897 (14,396)
(3.428%)/1-day SOFR/Aug-37/(Purchased) BOFA 8/13/27 / 3.428% 658,500 37,897 6,615
3.61%/1-day SOFR/Oct-34/(Purchased) BOFA 10/09/29 / 3.61% 70,900 2,783 (478)
(3.61%)/1-day SOFR/Oct-34/(Purchased) BOFA 10/09/29 / 3.61% 70,900 2,783 312
(3.987%)/1-day SOFR/Mar-40/(Purchased) BOFA 3/26/30 / 3.987% 625,000 45,156 880
3.987%/1-day SOFR/Mar-40/(Purchased) BOFA 3/26/30 / 3.987% 625,000 45,156 (4,727)
(4%)/1-day SOFR/Dec-30/(Purchased) CITI 12/08/25 / 4% 5,584,100 63,100 (32,638)
4.495%/6-month AUD BBR/Jul-35/(Purchased) DBAB 7/14/25 / 4.495% AUD 4,965,000 109,400 20,624
(4.495%)/6-month AUD BBR/Jul-35/
(Purchased) DBAB 7/14/25 / 4.495% AUD 4,965,000 109,400 (99,694)
2.35%/1-day SOFR/Mar-59/(Purchased) GSCO 3/12/29 / 2.35% 2,033,100 118,530 (51,037)
1.441%/6-month AUD BBR/Jul-45/(Purchased) JPHQ 7/01/25 / 1.441% AUD 125,100 7,432 (7,386)
(1.441%)/6-month AUD BBR/Jul-45/
(Purchased) JPHQ 7/01/25 / 1.441% AUD 125,100 7,432 24,364
(2.495%)/6-month AUD BBR/Nov-46/
(Purchased) JPHQ 11/23/26 / 2.495% AUD 1,458,600 90,476 148,196
2.495%/6-month AUD BBR/Nov-46/
(Purchased) JPHQ 11/23/26 / 2.495% AUD 1,458,600 90,476 (84,885)
2.452%/6-month EURIBOR/Feb-48/
(Purchased) JPHQ 1/31/28 / 2.452% EUR 1,131,300 88,330 (10,216)
(2.452%)/6-month EURIBOR/Feb-48/
(Purchased) JPHQ 1/31/28 / 2.452% EUR 1,131,300 88,330 22,683
1.201%/6-month EURIBOR/Apr-39/
(Purchased) JPHQ 4/11/29 / 1.201% EUR 1,958,200 38,868 (16,689)
(4.201%)/6-month EURIBOR/Apr-39/
(Purchased) JPHQ 4/11/29 / 4.201% EUR 1,958,200 48,952 (12,000)
(1.445%)/6-month AUD BBR/Mar-40/
(Purchased) JPHQ 3/27/30 / 1.445% AUD 261,200 9,989 29,052
1.445%/6-month AUD BBR/Mar-40/
(Purchased) JPHQ 3/27/30 / 1.445% AUD 261,200 9,989 (8,132)

Putnam Global Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

At April 30, 2025, the Fund had the following credit default swap contracts outstanding. See Note 1 ( e ).
Forward Premium Swap Option Contracts
(continued)
Fixed right or obligation to receive or (pay)/
Floating rate index/Maturity date
Counter
party
Expiration
date/strike
Notional/
Contract
amount
*
Premium
receivable/
(payable)
Unrealized
appreciation/
(depreciation)
a a a a a
(4.5%)/1-day SOFR/Oct-30/(Written) MCML 10/09/25 / 4.5% 5,584,100 $ (18,181) $ 11,213
2.85%/1-day SOFR/Oct-30/(Purchased) MCML 10/09/25 / 2.85% 5,584,100 37,595 (922)
4.01%/1-day SOFR/Mar-52/(Purchased) MCML 3/29/32 / 4.01% 117,800 14,124 (159)
(4.01%)/1-day SOFR/Mar-52/(Purchased) MCML 3/29/32 / 4.01% 117,800 14,124 568
(2.952%)/6-month EURIBOR/Jun-49/
(Purchased) MSCO 6/18/29 / 2.952% EUR 1,685,000 134,324 (5,102)
(4.825%)/1-day SOFR/May-57/(Purchased) NATW 4/30/27 / 4.825% 1,008,800 36,519 –
(2%)/6-month AUD BBR/Sep-46/(Purchased) UBSW 9/10/36 / 2% AUD 975,900 51,763 55,656
2%/6-month AUD BBR/Sep-46/(Purchased) UBSW 9/10/36 / 2% AUD 975,900 51,763 (30,853)
(2.7%)/6-month AUD BBR/Apr-47/(Purchased) UBSW 4/01/37 / 2.7% AUD 1,140,000 69,163 34,384
2.7%/6-month AUD BBR/Apr-47/(Purchased) UBSW 4/01/37 / 2.7% AUD 1,140,000 69,164 (37,200)
Unrealized appreciation 523,751
Unrealized (depreciation) (666,076)
Total $(142,325)
*
In U.S. dollars unless otherwise indicated.
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
OTC Swap Contracts
Contracts to Buy Protection
(c)
Traded Index
CMBX.NA.BBB-.7 (3.00)% Monthly MLCO 1/17/47 16,000 $ 1,000 $ 1,311 $ (311)
Contracts to Sell Protection
(c)(d)
Traded Index
CMBX.NA.BBB-.7 3.00% Monthly JPHQ 1/17/47 16,000 (1,000) (3,756) 2,756
Investment
Grade
Total OTC Swap Contracts .............................................. $— $(2,445) $2,445
Total Credit Default Swap Contracts .................................... $— $ (2,445) $2,445
(a)
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
(b)
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
(c)
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
(d)
The fund enters contracts to sell protection to create a long credit position.

Putnam Global Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

At April 30, 2025, the Fund had the following interest rate swap contracts outstanding. See Note 1 ( e ).
Interest Rate Swap Contracts
Description
Payment
Frequency
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Fixed 4.14% .. Quarterly
Pay Floating 3-month
AUD BBR ......... Quarterly 10/15/25 24,825,200 AUD $ 28,408 $ — $ 28,408
Receive Floating 3-month
AUD BBR ........... Quarterly
Pay Fixed 3.61% .... Quarterly 12/18/26 11,238,000 AUD (37,004) 9,567 (46,571)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.75% .... Annual 6/18/27 13,126,000 (120,457) (71,972) (48,485)
Receive Fixed 2.35% .. Semi-Annual
Pay Floating 1-day
REPO_CORRA ..... Semi-Annual 6/18/27 7,087,000 CAD 6,640 (3,177) 9,817
Receive Fixed 2.35% .. Annual
Pay Floating 6-month
EURIBOR ......... Semi-Annual 6/18/27 6,550,000 EUR 71,440 6,260 65,180
Receive Fixed 3.65% .. Quarterly
Pay Floating 3-month
AUD BBR ......... Quarterly 6/18/27 8,245,000 AUD 53,832 1,876 51,956
Receive Fixed 4.05% .. Annual
Pay Floating 1-day
SONIA ........... Annual 6/18/27 3,575,000 GBP 45,736 6,156 39,580
Receive Fixed 4.226% . Semi-Annual
Pay Floating 6-month
AUD BBR ......... Semi-Annual 2/15/29 2,482,000 AUD 42,534 — 42,534
Receive Fixed 3.701% . Semi-Annual
Pay Floating 6-month
AUD BBR ......... Semi-Annual 12/18/29 6,237,000 AUD 11,320 (67,550) 78,870
Receive Floating 6-month
AUD BBR ........... Semi-Annual
Pay Fixed 3.64% .... Semi-Annual 12/18/29 14,187,000 AUD (3) (28,267) 28,264
Receive Fixed 3.75% .. Annual
Pay Floating 1-day
SOFR ............ Annual 3/19/30 5,027,000 92,703 8,157 84,546
Receive Floating 6-month
EURIBOR ........... Semi-Annual
Pay Fixed 1.95% .... Annual 3/19/30 694,000 EUR 6,842 17,117 (10,275)
Receive Fixed 1.65% .. Quarterly
Pay Floating 1-week
CNY-Fixing Repo Rate Quarterly 6/18/30 192,710,000 CNY 323,149 (26,105) 349,254
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.75% .... Annual 6/18/30 38,593,000 (756,705) (111,279) (645,426)
Receive Fixed 2.55% .. Annual
Pay Floating 6-month
EURIBOR ......... Semi-Annual 6/18/30 1,762,000 EUR 40,840 9,455 31,385

Putnam Global Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Interest Rate Swap Contracts
(continued)
Description
Payment
Frequency
Maturity
Date
Notional
Amount* Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts (continued)
Receive Fixed 3.92% .. Semi-Annual
Pay Floating 6-month
AUD BBR ......... Semi-Annual 12/18/34 8,427,900 AUD $ (54,906) $ (94,710) $ 39,804
Receive Fixed 2.05% .. Annual
Pay Floating 6-month
EURIBOR ......... Semi-Annual 3/19/35 334,000 EUR (12,971) (5,098) (7,873)
Receive Floating 6-month
AUD BBR ........... Semi-Annual
Pay Fixed 4.05% .... Semi-Annual 3/19/35 151,000 AUD (116) 2,485 (2,601)
Receive Fixed 0.85% .. Annual
Pay Floating 1-day
SARON .......... Annual 6/18/35 1,426,000 CHF 78,573 (1,443) 80,016
Receive Floating 1-day
REPO_CORRA ....... Semi-Annual
Pay Fixed 2.75% .... Semi-Annual 6/18/35 1,662,000 CAD 5,165 4,126 1,039
Receive Fixed 2.65% .. Quarterly
Pay Floating 3-month
CD_KSDA ......... Quarterly 6/18/35 3,919,000,000 KRW 69,386 (480) 69,866
Receive Fixed 2.75% .. Annual
Pay Floating 6-month
EURIBOR ......... Semi-Annual 6/18/35 10,338,000 EUR 329,583 71,178 258,405
Receive Fixed 3.85% .. Annual
Pay Floating 1-day
SOFR ............ Annual 6/18/35 4,299,000 83,319 30,526 52,793
Receive Floating 3-month
AUD BBR ........... Quarterly
Pay Fixed 4.25% .... Semi-Annual 6/18/35 1,630,000 NZD (24,930) (1,593) (23,337)
Receive Floating 3-month
STIBOR ............ Quarterly
Pay Fixed 2.95% .... Annual 6/18/35 19,690,000 SEK (60,882) 7,728 (68,610)
Receive Fixed 4.15% .. Annual
Pay Floating 1-day
SONIA ........... Annual 6/18/35 1,705,000 GBP 39,211 (1,108) 40,319
Receive Fixed 4.55% .. Semi-Annual
Pay Floating 6-month
AUD BBR ......... Semi-Annual 6/18/35 1,324,000 AUD 36,448 26,943 9,505
Receive Floating 6-month
AUD BBR ........... Semi-Annual
Pay Fixed 4.45% .... Semi-Annual 6/18/35 5,277,000 AUD (117,062) (55,528) (61,534)
Receive Floating 6-month
NIBOR ............. Semi-Annual
Pay Fixed 4.15% .... Annual 6/18/35 29,633,000 NOK (66,432) (7,405) (59,027)
Receive Floating 6-month
AUD BBR ........... Semi-Annual
Pay Fixed 5.092% ... Semi-Annual 4/07/40 449,500 AUD (3,581) — (3,581)
Receive Floating 6-month
AUD BBR ........... Semi-Annual
Pay Fixed 4.91% .... Semi-Annual 1/27/43 448,300 AUD (2,052) — (2,052)

Putnam Global Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

At April 30, 2025, the Fund had the following total return swap contracts outstanding. See Note 1(e) .
Interest Rate Swap Contracts
(continued)
Description
Payment
Frequency
Maturity
Date
Notional
Amount* Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts (continued)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.55% .... Annual 3/19/55 1,829,000 $ 88,105 $ 76,238 $ 11,867
Receive Fixed 2.05% .. Annual
Pay Floating 6-month
EURIBOR ......... Semi-Annual 3/19/55 663,000 EUR (60,521) (28,115) (32,406)
Receive Fixed 2.95% .. Semi-Annual
Pay Floating 1-day
REPO_CORRA ..... Semi-Annual 6/18/55 462,000 CAD (4,937) 5,136 (10,073)
Receive Fixed 3.85% .. Annual
Pay Floating 1-day
SOFR ............ Annual 6/18/55 2,548,000 19,251 34,857 (15,606)
Receive Fixed 4.45% .. Annual
Pay Floating 1-day
SONIA ........... Annual 6/18/55 510,000 GBP 11,227 8,320 2,907
Receive Fixed 4.55% .. Semi-Annual
Pay Floating 6-month
AUD BBR ......... Semi-Annual 6/18/55 415,000 AUD 14,996 5,934 9,062
Receive Fixed 3.825% . Annual
Pay Floating 1-day
SOFR ............ Annual 5/04/57 194,700 — — —
Total Centrally Cleared Swap Contracts ................................... $176,149 $(171,771) $347,920
Total Interest Rate Swap Contracts ................................. $176,149 $ (171,771) $347,920
*
In U.S. dollars unless otherwise indicated.
Total Return Swap Contracts
Underlying Instruments
Financing
Rate
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Value *
Value/
Unrealized
Appreciation
(Depreciation)
OTC Swap Contracts
Long
(a)
Ephesus Funding DAC ..................... 0.165% At Maturity MSCO 9/22/25 502,000 $ 5,714
Total Return Swap Contracts .................................................................... $5,714
*
In U.S. dollars unless otherwise indicated.
(a)
The Fund receives the total return on the underlying instrument and pays a variable financing rate.
See Note  7  regarding other derivative information.
See A bbreviations on page 58 .

Putnam Global Income Trust
Financial Statements
Statement of Assets and Liabilities
April 30, 2025 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam Global
Income Trust
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $245,064,292
Cost - Non-controlled affiliates (Note 3 g ) ........................................................ 8,277,732
Value - Unaffiliated issuers .................................................................. $240,874,961
Value - Non-controlled affiliates (Note 3 g ) ....................................................... 8,296,866
Cash .................................................................................... 608,340
Receivables:
Receivable for sales of TBA securities (Note 1 d ) .................................................. 9,803,281
Capital shares sold ........................................................................ 64,236
Dividends and interest ..................................................................... 764,261
Deposits with brokers for:
Centrally cleared swap contracts ............................................................ 1,580,414
Variation margin on futures contracts ........................................................... 14,121
Variation margin on centrally cleared swap contracts ............................................... 38,049
OTC swap contracts (upfront payments $ 1,311 ) .................................................... 1,311
Unrealized appreciation on OTC forward exchange contracts .......................................... 1,714,862
Unrealized appreciation on forward premium swap option contracts ..................................... 523,751
Unrealized appreciation on OTC swap contracts .................................................... 8,470
Prepaid expenses .......................................................................... 95,349
Total assets .......................................................................... 264,388,272
Liabilities:
Payables:
Investment securities purchased .............................................................. 141,060
Payable for purchases of TBA securities (Note 1 d ) ................................................ 35,371,367
Capital shares redeemed ................................................................... 493,241
Management fees ......................................................................... 47,051
Administrative fees ........................................................................ 987
Distribution fees .......................................................................... 16,997
Transfer agent fees ........................................................................ 117,983
Trustees' fees and expenses ................................................................. 70,434
OTC swap contracts (upfront receipts $ 3,756 ) ..................................................... 3,756
Unrealized depreciation on OTC swap contracts .................................................... 311
Unrealized depreciation on OTC forward exchange contracts .......................................... 2,671,295
Unrealized depreciation on forward premium swap option contracts ..................................... 666,076
TBA sale commitments, at value (proceeds $9,803,281) (Note 1d) ...................................... 9,788,066
Accrued expenses and other liabilities ........................................................... 175,049
Total liabilities ......................................................................... 49,563,673
Net assets, at value ................................................................. $214,824,599
Net assets consist of:
Paid-in capital ............................................................................. $251,072,847
Total distributable earnings (losses) ............................................................. (36,248,248)
Net assets, at value ................................................................. $214,824,599

Putnam Global Income Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
April 30, 2025 (unaudited)
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Semiannual Report The accompanying notes are an integral part of these financial statements.

Putnam Global
Income Trust
Class A:
Net assets, at value ....................................................................... $72,780,328
Shares outstanding ........................................................................ 7,221,425
Net asset value per share
a ,b
.................................................................. $10.08
Maximum offering price per share (net asset value per share ÷ 96 .00% )
b
................................ $10.50
Class C:
Net assets, at value ....................................................................... $1,810,249
Shares outstanding ........................................................................ 180,563
Net asset value and maximum offering price per share
a ,b
............................................ $10.03
Class R:
Net assets, at value ....................................................................... $1,173,389
Shares outstanding ........................................................................ 116,518
Net asset value and maximum offering price per share
b
............................................. $10.07
Class R5:
Net assets, at value ....................................................................... $57,587
Shares outstanding ........................................................................ 5,715
Net asset value and maximum offering price per share
b
............................................. $10.08
Class R6:
Net assets, at value ....................................................................... $12,553,403
Shares outstanding ........................................................................ 1,246,550
Net asset value and maximum offering price per share
b
............................................. $10.07
Class Y:
Net assets, at value ....................................................................... $126,449,643
Shares outstanding ........................................................................ 12,552,554
Net asset value and maximum offering price per share
b
............................................. $10.07
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Putnam Global Income Trust
Financial Statements
Statement of Operations
for the six months ended April 30, 2025 (unaudited)
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The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam Global
Income Trust
Investment income:
Dividends:
Non-controlled affiliates (Note 3 g ) ............................................................. $349,699
Interest: (net of foreign taxes of $48,742)
Unaffiliated issuers ........................................................................ 4,565,160
Total investment income ................................................................... 4,914,859
Expenses:
Management fees (Note 3 a ) ................................................................... 557,837
Administrative fees (Note 3 b ) .................................................................. 2,404
Distribution fees: (Note 3c )
    Class A ................................................................................ 92,133
    Class C ................................................................................ 9,271
    Class R ................................................................................ 3,016
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 85,220
    Class C ................................................................................ 2,159
    Class R ................................................................................ 1,404
    Class R5 ............................................................................... 34
    Class R6 ............................................................................... 3,500
    Class Y ................................................................................ 141,844
Custodian fees (Note 4 ) ...................................................................... 23,887
Reports to shareholders fees .................................................................. 31,071
Registration and filing fees .................................................................... 48,499
Professional fees ........................................................................... 86,518
Trustees' fees and expenses .................................................................. 3,737
Other .................................................................................... 756
Total expenses ......................................................................... 1,093,290
Expense reductions (Note 4 ) ............................................................... (978)
Expenses waived/paid by affiliates (Note 3 g and 3 h ) .............................................. (298,214)
Net expenses ......................................................................... 794,098
Net investment income ................................................................ 4,120,761
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (1,517,608)
Foreign currency transactions ................................................................ 3,644
Forward exchange contracts ................................................................. 656,654
Forward premium swap option contracts ........................................................ 304,737
Futures contracts ......................................................................... (326,962)
TBA sale commitments ..................................................................... 296,367
Swap contracts ........................................................................... 382,385
Net realized gain (loss) .................................................................. (200,783)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuer s ...................................................................... 3,595,157
Non-controlled affiliates (Note 3 g ) ........................................................... 19,134
Translation of other assets and liabilities denominated in foreign currencies .............................. 67,433
Forward exchange contracts ................................................................. (1,622,255)
Forward premium swap option contracts ........................................................ (146,575)
Futures contracts ......................................................................... 573,001
Swap contracts ........................................................................... (184,343)
Net change in unrealized appreciation (depreciation) ............................................ 2,301,552
Net realized and unrealized gain (loss) ............................................................ 2,100,769
Net increase (decrease) in net assets resulting from operations .......................................... $6,221,530

Putnam Global Income Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Putnam Global Income Trust
Six Months Ended
April 30, 2025
(unaudited)
Year Ended
October 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $4,120,761 $7,511,726
Net realized gain (loss) ................................................. (200,783) (613,929)
Net change in unrealized appreciation (depreciation) ........................... 2,301,552 11,201,596
Net increase (decrease) in net assets resulting from operations ................ 6,221,530 18,099,393
Distributions to shareholders:
Class A ............................................................. (2,276,777) (2,174,749)
Class B ............................................................. — (401)
Class C ............................................................. (51,453) (39,267)
Class R ............................................................. (36,406) (32,216)
Class R5 ............................................................ (1,766) (1,592)
Class R6 ............................................................ (469,395) (644,452)
Class Y ............................................................. (3,949,974) (2,940,632)
Total distributions to shareholders .......................................... (6,785,771) (5,833,309)
Capital share transactions: (Note 2 )
Class A ............................................................. (2,732,053) (7,645,784)
Class B ............................................................. — (64,258)
Class C ............................................................. (118,189) 266,014
Class R ............................................................. (43,684) (111,688)
Class R5 ............................................................ 6,912 (10,894)
Class R6 ............................................................ (4,362,064) (6,832,480)
Class Y ............................................................. 6,973,112 58,150,227
Total capital share transactions ............................................ (275,966) 43,751,137
Net increase (decrease) in net assets ................................... (840,207) 56,017,221
Net assets:
Beginning of period ..................................................... 215,664,806 159,647,585
End of period .......................................................... $214,824,599 $215,664,806

Putnam Global Income Trust

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Semiannual Report
Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Putnam Global Income Trust (Fund) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-end
management investment company. The Fund follows the
accounting and reporting guidance in Financial Accounting
Standards Board (FASB) Accounting Standards Codification
Topic 946, Financial Services – Investment Companies
(ASC 946) and applies the specialized accounting and
reporting guidance in U.S. Generally Accepted Accounting
Principles (U.S. GAAP), including, but not limited to, ASC
946. The Fund offers six classes of shares: Class A, Class
C, Class R, Class R5, Class R6 and Class Y. Class C shares
automatically convert to Class A shares on a monthly basis,
after they have been held for 8 years. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
Effective September 5, 2024, all Class B shares were
converted to Class A.
The following summarizes the  Fund 's significant accounting policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities, exchange traded funds, and derivative
financial instruments listed on an exchange or on the
NASDAQ National Market System are valued at the last
quoted sale price or the official closing price of the day,
respectively. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund's pricing services
use various techniques including industry standard option
pricing models and proprietary discounted cash flow models
to determine the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as
measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the

Putnam Global Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Stripped Securities
The Fund may invest in stripped securities which represent
a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest only securities experience greater than anticipated prepayments of principal, the Fund may fail to recoup fully its initial investment in these securities. Conversely, principal-
only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower
than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
d. Securities Purchased on a When-Issued,
Forward Commitment or Delayed Delivery Basis and
TBA Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery and to-be-
announced (TBA) basis, with payment and delivery
scheduled for a future date. These transactions are subject
to market fluctuations and are subject to the risk that the
value at delivery may be more or less than the trade date
purchase price. Although the Fund will generally purchase
these securities with the intention of holding the securities, it may sell the securities before the settlement date. Collateral has been pledged and/or received for open TBA trades.
The Fund may also enter into TBA sale commitments
to hedge its portfolio positions, to sell mortgage-backed
securities it owns under delayed delivery arrangements
or to take a short position in mortgage-backed securities.
Proceeds of TBA sale commitments are not received until
the contractual settlement date. During the time a TBA sale
commitment is outstanding, either equivalent deliverable
securities or an offsetting TBA purchase commitment
deliverable on or before the sale commitment date are
held as “cover” for the transaction, or other liquid assets
in an amount equal to the notional value of the TBA sale
commitment are segregated. If the TBA sale commitment is
closed through the acquisition of an offsetting TBA purchase commitment, the Fund realizes a gain or loss. If the Fund
delivers securities under the commitment, the Fund realizes
a gain or a loss from the sale of the securities based upon
the unit price established at the date the commitment was
entered into.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Putnam Global Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
TBA commitments, which are accounted for as purchase and
sale transactions, may be considered securities themselves,
and involve a risk of loss due to changes in the value of
the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the Fund and the counterparty.
Unsettled TBA commitments are valued at their fair value
according to the procedures described in the Financial
Instrument Valuation note. The contract is marked to market
daily and the change in fair value is recorded by the Fund as an unrealized gain or loss. Based on market circumstances,
the investment manager will determine whether to take
delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
e. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of agreement. Generally,
collateral is determined at the close of Fund business each
day and any additional collateral required due to changes
in derivative values may be delivered by the Fund or the
counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund's custodian/counterparty broker and can be in
the form of cash and/or securities. Unrestricted cash may
be invested according to the Fund's investment objectives.
To the extent that the amounts due to the Fund from its
counterparties are not subject to collateralization or are
not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into exchange traded futures contracts
primarily to manage and/or gain exposure to interest rate
risk. A futures contract is an agreement between the Fund
and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the
1. Organization and Significant Accounting Policies
(continued)
d. Securities Purchased on a When-Issued,
Forward Commitment or Delayed Delivery Basis and
TBA Basis
(continued)

Putnam Global Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement
of Assets and Liabilities. Futures contracts outstanding
at period end, if any, are listed in the Fund's Schedule of
Investments.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
Forward exchange contracts outstanding at period end, if
any, are listed in the Fund's Schedule of Investments.
The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit
default swap is an agreement between the Fund and a
counterparty whereby the buyer of the contract receives
credit protection and the seller of the contract guarantees
the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-
counter market (OTC credit default swaps) or may be
executed in a multilateral trade facility platform, such as
a registered exchange (centrally cleared credit default
swaps). The underlying referenced debt obligation may
be a single issuer of corporate or sovereign debt, a credit
index, a basket of issuers or indices, or a tranche of a
credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the
buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the
referenced debt obligation, a net settlement amount equal
to the notional amount of the credit default swap less the
recovery value of the referenced debt obligation, or other
agreed upon amount. For centrally cleared credit default
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets and
Liabilities. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued
daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront
payments and receipts are reflected in the Statement of
Assets and Liabilities and represent compensating factors
between stated terms of the credit default swap agreement
and prevailing market conditions (credit spreads and other
relevant factors). These upfront payments and receipts are
amortized over the term of the contract as a realized gain
or loss in the Statement of Operations. Credit default swap
contracts outstanding at period end, if any, are listed in the
Fund's Schedule of Investments.
The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is
an agreement between the Fund and a counterparty to
exchange cash flows based on the difference between
two interest rates, applied to a notional amount. These
agreements may be privately negotiated in the over-the-
counter market (OTC interest rate swaps) or may be
executed on a registered exchange (centrally cleared
interest rate swaps). For centrally cleared interest rate
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets
and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are
accrued daily and recorded as unrealized appreciation or
depreciation until the payments are made, at which time
they are realized. Interest rate swap contracts outstanding
at period end, if any, are listed in the Fund's Schedule of
Investments.
The Fund entered into OTC total return swap contracts
primarily to manage and/or gain exposure to interest rate
risk of an underlying instrument such as a stock, bond,
index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty to
exchange a return linked to an underlying instrument for a
floating or fixed rate payment, both based upon a notional
amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and
recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as
realized gain or loss. Total return swap contracts outstanding at period end, if any, are listed in the Fund's Schedule of
Investments.
The Fund purchased or wrote OTC option contracts primarily
to manage and/or gain exposure to interest rate risk. An
option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When
an option is purchased or written, an amount equal to the
1. Organization and Significant Accounting Policies
(continued)
e. Derivative Financial Instruments
(continued)

Putnam Global Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition
cost or sales proceeds of the underlying investment is
adjusted by any premium received or paid. Upon expiration
of an option, any premium received or paid is recorded as
a realized gain or loss. Upon closing an option other than
through expiration or exercise, the difference between the
premium received or paid and the cost to close the position
is recorded as a realized gain or loss. Option contracts
outstanding at period end, if any, are listed in the Fund's
Schedule of Investments.
See Note 7 regarding other derivative information.
f. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of April 30, 2025, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
g. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest
income (including interest income from payment-in-kind
securities, if any) and estimated expenses are accrued
daily. Amortization of premium and accretion of discount on
debt securities are included in interest income. Paydown
gains and losses are recorded as an adjustment to interest
income. Dividend income is recorded on the ex-dividend
date. Distributions to shareholders are recorded on the
ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
h. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
i. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against
the Fund that have not yet occurred. Currently, the Fund
expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
e. Derivative Financial Instruments
(continued)

Putnam Global Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
2. Shares of Beneficial Interest
At April 30, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Six Months Ended
April 30, 2025
Year Ended
October 31, 2024
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 797,531 $8,023,268 1,488,918 $14,900,657
Shares issued in reinvestment of distributions .......... 215,196 2,136,090 203,069 2,038,429
Shares redeemed ............................... (1,286,154) (12,891,411) (2,452,627) (24,584,870)
Net increase (decrease) .......................... (273,427) $(2,732,053) (760,640) $(7,645,784)
Class B Shares:
*
Shares issued in reinvestment of distributions .......... — $— 40 $401
Shares redeemed ............................... — — (6,481) (64,659)
Net increase (decrease) .......................... — $— (6,441) $(64,258)
Class C Shares:
Shares sold ................................... 5,383 $53,955 61,984 $616,059
Shares issued in reinvestment of distributions .......... 5,214 51,426 3,891 38,883
Shares redeemed
a
.............................. (22,615) (223,570) (38,962) (388,928)
Net increase (decrease) .......................... (12,018) $(118,189) 26,913 $266,014
Class R Shares:
Shares sold ................................... 12,423 $123,636 13,145 $131,601
Shares issued in reinvestment of distributions .......... 3,672 36,406 3,211 32,215
Shares redeemed ............................... (20,487) (203,726) (27,528) (275,504)
Net increase (decrease) .......................... (4,392) $(43,684) (11,172) $(111,688)
Class R5 Shares:
Shares sold ................................... 1,559 $15,459 2,813 $28,263
Shares issued in reinvestment of distributions .......... 140 1,400 130 1,307
Shares redeemed ............................... (990) (9,947) (4,100) (40,464)
Net increase (decrease) .......................... 709 $6,912 (1,157) $(10,894)
Class R6 Shares:
Shares sold ................................... 213,914 $2,137,136 468,322 $4,681,880
Shares issued in reinvestment of distributions .......... 46,233 458,503 63,281 634,149
Shares redeemed ............................... (698,294) (6,957,703) (1,214,862) (12,148,509)
Net increase (decrease) .......................... (438,147) $(4,362,064) (683,259) $(6,832,480)
Class Y Shares:
Shares sold ................................... 1,661,018 $16,589,638 7,790,701 $77,861,847
Shares issued in reinvestment of distributions .......... 390,199 3,871,181 284,494 2,858,408
Shares redeemed ............................... (1,352,768) (13,487,707) (2,249,875) (22,570,028)
Net increase (decrease) .......................... 698,449 $6,973,112 5,825,320 $58,150,227
*
Effective September 5, 2024, the Fund has terminated its Class B shares.
a
May include a portion of Class C shares that were automatically converted to Class A.

Putnam Global Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays Advisers a management fee (based on the Fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by
Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been deemed to be sponsored by Putnam Management for this purpose) (excluding net assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:
For the period ended April 30, 2025, the annualized gross effective investment management fee rate was 0.524% of the
Fund’s average daily net assets.
Advisers retained Putnam Management as subadvisor for the Fund pursuant to a new sub-advisory agreement. Pursuant to the agreement, Putnam Management provides certain advisory and related services to the Fund. Advisers pays a monthly fee to Putnam Management based on the costs of Putnam Management in providing these services to the Fund, which may include a mark-up not to exceed 15% over such costs.
Under a subadvisory agreement, FTIML provides subadvisory services to the Fund. The subadvisory fee is paid by Advisers based on the average net assets managed by FTIML, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Putnam Investment Management, LLC (Putnam Management) Subadvisor
Franklin Templeton Investment Management Limited (FTIML) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Putnam Investor Services, Inc. (PSERV) Transfer agent
Annualized Fee Rate Net Assets
0.700% of the first $5 billion,
0.650% of the next $5 billion,
0.600% of the next $10 billion,
0.550% of the next $10 billion,
0.500% of the next $50 billion,
0.480% of the next $50 billion,
0.470% of the next $100 billion and
0.465% of any excess thereafter.

Putnam Global Income Trust
Notes to Financial Statements (unaudited)

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The Fund reimburses Advisers an allocated amount for the compensation and related expenses of certain officers of the
Fund and their staff who provide administrative services to the Fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.
c. Distribution Fees
The Fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Distributors for services provided and expenses incurred in distributing shares of the Fund. The Plans provide payments by the Fund to Distributors at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the
Fund at the following annual rate (Approved %) of the average net assets attributable to each class.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
e. Transfer Agent Fees
PSERV, an affiliate of Advisers, provides investor servicing agent functions to the Fund. PSERV received fees for investor servicing for Class A, Class C, Class R and Class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the Fund; (2) a specified rate of the Fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. PSERV has agreed that the aggregate investor servicing fees for each Fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the Fund’s average assets attributable to such accounts.
Class R5 shares paid a monthly fee based on the average net assets of Class R5 shares at an annual rate of 0.12%
Class R6 shares paid a monthly fee based on the average net assets of Class R6 shares at an annual rate of 0.05%.
f. Trustee Fees
The Fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees' fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain
Putnam funds until distribution in accordance with the Deferral Plan.
The Fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the Fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension
Plan are equal to 50% of the Trustee's average annual attendance and retainer fees for the three years ended December 31,
Maximum % Approved %
Class A ................................................................... 0.35% 0.25%
Class C ................................................................... 1.00% 1.00%
Class R ................................................................... 1.00% 0.50%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $1,732
CDSC retained .............................................................................. $290
3. Transactions with Affiliates
(continued)
b. Administrative Fees
(continued)

Putnam Global Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
2005. The retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the Fund is included in the Trustees' fees and expenses in the Statement of Operations. Accrued pension liability is included in Payable for Trustees' fees and expenses in the Statement of Assets and Liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.
g. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the period ended April 30, 2025, the Fund held investments in affiliated management investment companies as follows:
h. Waiver and Expense Reimbursements
Advisers has contractually agreed, through February 28, 2026, to waive fees and/or reimburse the Fund’s expenses to the extent necessary to limit the cumulative expenses of the Fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the Fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the Fund’s average net assets over such fiscal year-to-date period.
Advisers has also contractually agreed to waive fees (and, to the extent necessary, bear other expenses) of the Fund through
February 28, 2026, to the extent that total expenses of the Fund (excluding brokerage, interest, taxes, investment-related expenses, payments under distribution plans, extraordinary expenses, payments under the Fund’s investor servicing contract and acquired Fund fees and expenses, but including payments under the Fund’s investment management contract) would exceed an annual rate of 0.43% of the Fund’s average net assets.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended April 30, 2025, the custodian fees were reduced as noted in the Statement of Operations.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam Global Income Trust
Non-Controlled Affiliates
Dividends
Franklin Ultra Short Bond ETF . $— $3,399,764 $— $— $19,134 $3,418,898 136,838 $35,708
Putnam Short Term Investment
Fund, Class P, 4.468% ...... 25,806,699 33,279,021 (54,207,752) — — 4,877,968 4,877,968 313,991
Total Affiliated Securities ... $25,806,699 $36,678,785 $(54,207,752) $— $19,134 $8,296,866 $349,699
3. Transactions with Affiliates
(continued)
f. Trustee Fees
(continued)

Putnam Global Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At October 31, 2024, the capital loss carryforwards were as follows:
At April 30, 2025, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
6. Investment Transactions
Purchases and sales of investments and ETFs (excluding short term securities) for the period ended April 30, 2025, aggregated $435,354,631 and $434,067,985, respectively.
7. Other Derivative Information
At April 30, 2025, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $ 15,462,182
Long term ................................................................................ 13,105,443
Total capital loss carryforwards ............................................................... $28,567,625
Cost of investments .......................................................................... $247,016,924
Unrealized appreciation ........................................................................ $10,324,672
Unrealized depreciation ........................................................................ (8,169,769)
Net unrealized appreciation (depreciation) .......................................................... $2,154,903
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Putnam Global Income Trust
Interest rate contracts .......
Variation margin on futures
contracts
$ 337,965
a
Variation margin on futures
contracts
$ 252,282
a
Variation margin on centrally
cleared swap contracts
1,385,377
b
Variation margin on centrally
cleared swap contracts
1,037,457
b
Unrealized appreciation on OTC
swap contracts
5,714 Unrealized depreciation on OTC
swap contracts
—
Unrealized appreciation on
forward premium swap option
contracts
523,751 Unrealized depreciation on
forward premium swap option
contracts
666,076
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
1,714,862 Unrealized depreciation on OTC
forward exchange contracts
2,671,295

Putnam Global Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
For the period ended April 30, 2025, the effect of derivative contracts in the Statement of Operations was as follows:
For the period ended April 30, 2025 , the average month end notional amount of futures contracts, swap contracts and options, and the average month end contract value for forward exchange contracts, were as follows:
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Putnam Global Income Trust (continued)
Credit contracts ............
OTC swap contracts (upfront
payments)
$ 1,311 OTC swap contracts (upfront
receipts)
$ 3,756
Unrealized appreciation on OTC
swap contracts
2,756 Unrealized depreciation on OTC
swap contracts
311
Total .................... $3,971,736 $4,631,177
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
b
This amount reflects the cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Putnam Global Income Trust
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Futures contracts $(326,962) Futures contracts $573,001
Swap contracts 358,050 Swap contracts (162,882)
Forward premium swap option
contracts 304,737
Forward premium swap option
contracts (146,575)
Foreign exchange contracts .....
Forward exchange contracts 656,654 Forward exchange contracts (1,622,255)
Credit contracts ...............
Swap contracts 24,335 Swap contracts (21,461)
Total ....................... $1,016,814 $(1,380,172)
Putnam Global
Income Trust
Futures contracts .......................................................................... $ 36,805,362
Swap contracts ............................................................................ 196,178,017
Forwards exchange contracts ................................................................. 139,102,084
Options .................................................................................. 161,531,566
7. Other Derivative Information
(continued)

Putnam Global Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
At April 30, 2025, the Fund's OTC derivative assets and liabilities are as follows:
At April 30, 2025, OTC derivative assets, which may be offset against the Fund's OTC derivative liabilities and collateral received from the counterparty, are as follows:
Gross Amounts of
Assets and Liabilities Presented
in the Statement of Assets and Liabilities
Assets
a
Liabilities
a
Putnam Global Income Trust
Forward Exchange Contracts ............................. $ 1,714,862 $ 2,671,295
Forward Premium Swap Option Contracts ................... 523,751 666,076
Swap Contracts ....................................... 9,781 4,067
Total ............................................. $2,248,394 $3,341,438
a
Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Assets Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Received
a,b
Cash
Collateral
Received
Net Amount
(Not less
than zero)
Putnam Global Income Trust
Counterparty
BNDP ................... $ 169,204 $ (169,204) $ — $ — $ —
BOFA .................... 56,836 (56,836) — — —
BZWS ................... 806 (806) — — —
CITI ..................... 228,312 (228,312) — — —
DBAB ................... 20,624 (20,624) — — —
GSCO ................... 86,603 (86,603) — — —
HSBK ................... 249,973 (249,973) — — —
JPHQ ................... 491,783 (491,783) — — —
MCML ................... 11,781 (1,081) — — 10,700
MLCO ................... 1,311 (311) — — 1,000
MSCO ................... 226,467 (226,467) — — —
SSBT .................... 134,614 (104,369) — — 30,245
TDOM ................... 82,183 (72,427) — — 9,756
UBSW ................... 392,555 (108,082) (284,473) — —
WPAC ................... 95,342 (55,769) — — 39,573
Total ................... $2,248,394 $(1,872,647) $(284,473) $— $91,274
$ 1
a
At April 30, 2025, the Fund received U.S Treasury Bills, Bonds and Notes as collateral for derivatives.
b
I
n some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit the collateral amounts to avoid the effect of over collateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.
7. Other Derivative Information
(continued)

Putnam Global Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
At April 30, 2025, OTC derivative liabilities, which may be offset against the Fund's OTC derivative assets and collateral pledged to the counterparty, are as follows:
See Note 1(e) regarding derivative financial instruments.
See Abbreviations on page 58 .
8. Credit Facility
Effective January 31, 2025, the Fund, together with other U.S. registered and foreign investment Funds (collectively,
Borrowers) managed by Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility) which matures on January 30, 2026. This Global Credit Facility provides a source of Funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers,
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Liabilities
Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Pledged
a,b
Cash
Collateral
Pledged
Net Amount
(Not less
than zero)
Putnam Global Income Trust
Counterparty
BNDP ................... $ 171,962 $ (169,204) $ — $ — $ 2,758
BOFA .................... 256,306 (56,836) (143,452) — 56,018
BZWS ................... 29,111 (806) — — 28,305
CITI ..................... 378,714 (228,312) (111,028) — 39,374
DBAB ................... 99,694 (20,624) — — 79,070
GSCO ................... 104,350 (86,603) (17,747) — —
HSBK ................... 518,989 (249,973) (269,016) — —
JPHQ ................... 883,914 (491,783) (392,131) — —
MCML ................... 1,081 (1,081) — — —
MLCO ................... 311 (311) — — —
MSCO ................... 556,359 (226,467) (329,892) — —
SSBT .................... 104,369 (104,369) — — —
TDOM ................... 72,427 (72,427) — — —
UBSW ................... 108,082 (108,082) — — —
WPAC ................... 55,769 (55,769) — — —
Total ................... $3,341,438 $(1,872,647) $(1,263,266) $— $205,525
a
See the accompanying Schedule of Investments for securities pledged as collateral for derivatives.
b
In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit the collateral amounts to avoid the effect of over collateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.
7. Other Derivative Information
(continued)

Putnam Global Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the reporting period, the Fund did not use the Global Credit
Facility.
Prior to January 31, 2025, the Fund participated, along with other Putnam Funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may have been made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest was charged to the Fund based on the Fund’s borrowings. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit was paid by the participating Funds and a $75,000 fee was paid by the participating Funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit was allocated to the participating Funds based on their relative net assets and paid quarterly. During the reporting period, the Fund had no borrowings against these arrangements.
9. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of April 30, 2025, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Putnam Global Income Trust
Assets:
Investments in Securities:
Management Investment Companies ......... $ 3,418,898 $ — $ — $ 3,418,898
Corporate Bonds ........................ — 66,550,144 — 66,550,144
Foreign Government and Agency Securities .... — 71,250,323 — 71,250,323
Asset-Backed Securities ................... — 10,939,229 — 10,939,229
Commercial Mortgage-Backed Securities ...... — 11,761,447 — 11,761,447
Mortgage-Backed Securities ................ — 44,276,334 — 44,276,334
Residential Mortgage-Backed Securities ....... — 20,075,139 — 20,075,139
Agency Commercial Mortgage-Backed Securities — 13,265,122 — 13,265,122
Short Term Investments ................... 4,877,968 2,757,223 — 7,635,191
Total Investments in Securities ........... $8,296,866 $240,874,961 $— $249,171,827
Other Financial Instruments:
Forward Exchange Contracts ............... $— $1,714,862 $— $1,714,862
Forward Premium Swap Option Contracts ..... — 523,751 — 523,751
Futures Contracts ....................... 337,965 — — 337,965
Swap Contracts ......................... — 1,393,847 — 1,393,847
Total Other Financial Instruments ......... $337,965 $3,632,460 $— $3,970,425
8. Credit Facility
(continued)

Putnam Global Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
10. Operating Segments
The Fund has adopted the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) -
Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Fund's financial position or results of operations.
The Fund operates as a single operating segment, which is an investment portfolio. The Fund's Investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
11. New Accounting Pronouncements
In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures.
The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes that the adoption of the ASU will not have a material impact on the financial statements.
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Level 1 Level 2 Level 3 Total
Putnam Global Income Trust (continued)
Liabilities:
Other Financial Instruments:
TBA Sale Commitments ................... $ — $ 9,788,066 $ — $ 9,788,066
Forward Exchange Contracts ............... — 2,671,295 — 2,671,295
Forward Premium Swap Option Contracts ...... — 666,076 — 666,076
Futures Contracts ........................ 252,282 — — 252,282
Swap Contracts ......................... — 1,037,768 — 1,037,768
Total Other Financial Instruments ......... $252,282 $14,163,205 $— $14,415,487
9. Fair Value Measurements
(continued)

Putnam Global Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Abbreviations
Counterparty
BNDP
BNP Paribas SA
BOFA
Bank of America NA
BZWS
Barclays Bank plc
CITI
Citibank NA
DBAB
Deutsche Bank AG
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MCML
Mizuho Capital Markets LLC
MLCO
Merrill Lynch International & Co.
MSCO
Morgan Stanley
NATW
NATWEST MARKETS PLC
SSBT
State Street Bank and Trust Co.
TDOM
Toronto Dominion Bank
UBSW
UBS AG
WPAC
Westpac Banking Corp.
Cu r rency
AUD
Australian Dollar
CAD
Canadian Dollar
CHF
Swiss Franc
CNY
Chinese Yuan
DKK
Danish Krone
EUR
Euro
GBP
British Pound
KRW
South Korean Won
MXN
Mexican Peso
MYR
Malaysian Ringgit
NOK
Norwegian Krone
NZD
New Zealand Dollar
PLN
Polish Zloty
SEK
Swedish Krona
THB
Thai Baht
Index
CMBX.NA.
Series number
CMBX North America Index
Selected Portfolio
BBR
Bank of England Base Rate
CLO
Collateralized Loan Obligation
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
ETF
Exchange-Traded Fund
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
REMIC
Real Estate Mortgage Investment Conduit
SARON
Swiss Average Rate Overnight
SOFR
Secured Overnight Financing Rate
SONIA
Sterling Overnight Index Average
STACR
Structured Agency Credit Risk
T-Note
Treasury Note
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day REPO_CORRA ................. 2.77%
1-day SARON ....................... 0.20%
1-day SOFR ........................ 4.41%
1-day SONIA ........................ 4.46%
1-week CNY-Fixing Repo Rate .......... 1.83%
3-month AUD BBR ................... 3.87%
3-month CD_KSDA ................... 2.65%
3-month STIBOR .................... 2.32%
6-month AUD BBR ................... 3.89%
6-month EURIBOR ................... 2.13%
6-month NIBOR ..................... 4.64%

Putnam Global Income Trust

franklintempleton.com
Semiannual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

38916-SFSOI 06/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Putnam Global Income Trust

By:	/s/ Jonathan S. Horwitz

Jonathan S. Horwitz

Principal Executive Officer

Date: June 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Horwitz

Jonathan S. Horwitz

Principal Executive Officer

Date: June 26, 2025

By:	/s/ Jeffrey White

Jeffrey White

Principal Financial Officer

Date: June 26, 2025